UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1.                             SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  —  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.2%)
Abercrombie & Fitch Co. Cl A	176	10,835
Amazon.com, Inc.*	727	157,199
Apollo Group, Inc.*	248	9,823
AutoNation, Inc.*	108	3,540
AutoZone, Inc.*	59	18,832
Bed Bath & Beyond, Inc.*	501	28,712
Best Buy Co., Inc.	588	13,700
Big Lots, Inc.*	126	4,389
Cablevision Systems Corp. Cl A	462	7,267
CarMax, Inc.*	442	10,542
Carnival Corp.	946	28,664
CBS Corp. Cl B	1,357	27,656
Chipotle Mexican Grill, Inc. Cl A*	65	19,692
Coach, Inc.	584	30,269
Comcast Corp. Cl A	5,512	115,201
D.R. Horton, Inc.	582	5,261
Darden Restaurants, Inc.	277	11,842
DeVry, Inc.	124	4,583
DIRECTV Cl A*	1,509	63,755
Discovery Communications, Inc. Cl A*	550	20,691
Disney (Walt) Co.	3,781	114,035
Expedia, Inc.	402	10,352
Family Dollar Stores, Inc.	241	12,257
Ford Motor Co.*	7,709	74,546
Fortune Brands, Inc.	323	17,468
GameStop Corp. Cl A*	283	6,537
Gannett Co., Inc.	483	4,603
Gap, Inc.	706	11,465
Genuine Parts Co.	327	16,612
Goodyear Tire & Rubber Co.*	504	5,085
H&R Block, Inc.	618	8,226
Harley-Davidson, Inc.	477	16,375
Harman Int’l. Industries, Inc.	141	4,030
Hasbro, Inc.	256	8,348
Home Depot, Inc.	3,138	103,146
International Game Technology	612	8,892
Interpublic Group of Cos., Inc.	984	7,085
Johnson Controls, Inc.	1,362	35,916
Kohl’s Corp.	551	27,054
Leggett & Platt, Inc.	291	5,759
Lennar Corp. Cl A	323	4,373
Limited Brands, Inc.	495	19,062
Lowe’s Cos., Inc.	2,525	48,834
Macy’s, Inc	829	21,819
Marriott International, Inc. Cl A	574	15,636
Mattel, Inc.	700	18,123
McDonald’s Corp.	2,110	185,300
McGraw-Hill Cos., Inc.	601	24,641
Netflix, Inc.*	141	15,956
Newell Rubbermaid, Inc.	601	7,134
News Corp. Cl A	4,567	70,651
NIKE, Inc. Cl B	774	66,185
Nordstrom, Inc.	330	15,074
O’Reilly Automotive, Inc.*	276	18,390
Omnicom Group, Inc.	577	21,257
Penney (J.C.) Co., Inc.	289	7,739
Priceline.com, Inc.*	104	46,744

Pulte Homes, Inc.*	716	2,828
Ralph Lauren Corp.	132	17,120
Ross Stores, Inc.	228	17,941
Scripps Networks Interactive, Inc. Cl A	197	7,322
Sears Hldgs. Corp.*	76	4,372
Staples, Inc.	1,468	19,524
Starbucks Corp.	1,532	57,128
Starwood Hotels & Resorts	384	14,907
Target Corp.	1,364	66,891
Tiffany & Co.	260	15,813
Time Warner Cable, Inc.	670	41,989
Time Warner, Inc.	2,108	63,177
TJX Cos., Inc.	750	41,603
Urban Outfitters, Inc.*	251	5,602
V.F. Corp.	176	21,388
Viacom, Inc. Cl B	1,158	44,861
Washington Post Co. Cl B	10	3,270
Whirlpool Corp.	155	7,736
Wyndham Worldwide Corp.	333	9,494
Wynn Resorts Ltd.	164	18,873
Yum! Brands, Inc.	956	47,217
		2,226,218
CONSUMER STAPLES (6.9%)
Altria Group, Inc.	4,246	113,835
Archer-Daniels-Midland Co.	1,340	33,245
Avon Products, Inc.	874	17,130
Brown-Forman Corp. Cl B	202	14,168
Campbell Soup Co.	371	12,009
Clorox Co.	268	17,776
Coca-Cola Co.	4,673	315,708
Coca-Cola Enterprises, Inc.	655	16,296
Colgate-Palmolive Co.	997	88,414
ConAgra Foods, Inc.	845	20,466
Constellation Brands, Inc. Cl A*	373	6,714
Costco Wholesale Corp.	886	72,758
CVS Caremark Corp.	2,809	94,326
Dean Foods Co.*	372	3,300
Dr. Pepper Snapple Group, Inc.	447	17,335
Estee Lauder Cos., Inc. Cl A	229	20,115
General Mills, Inc.	1,311	50,434
Heinz (H.J.) Co.	660	33,317
Hershey Co.	313	18,542
Hormel Foods Corp.	287	7,755
J.M. Smucker Co.	231	16,838
Kellogg Co.	509	27,074
Kimberly-Clark Corp.	800	56,808
Kraft Foods, Inc. Cl A	3,621	121,593
Kroger Co.	1,236	27,143
Lorillard, Inc.	283	31,328
McCormick & Co., Inc.	270	12,463
Mead Johnson Nutrition Co.	416	28,633
Molson Coors Brewing Co. Cl B	330	13,071
PepsiCo, Inc.	3,267	202,227
Philip Morris Int’l., Inc.	3,599	224,506
Proctor & Gamble Co.	5,605	354,124
Reynolds American, Inc.	700	26,236
Safeway, Inc.	716	11,907
Sara Lee Corp.	1,217	19,898
SUPERVALU, Inc.	434	2,890
Sysco Corp.	1,222	31,650
Tyson Foods, Inc. Cl A	604	10,485

Wal-Mart Stores, Inc.	3,601	186,892
Walgreen Co.	1,846	60,715
Whole Foods Market, Inc.	320	20,899
		2,461,023
ENERGY (6.9%)
Alpha Natural Resources, Inc.*	466	8,244
Anadarko Petroleum Corp.	1,003	63,239
Apache Corp.	772	61,945
Baker Hughes, Inc.	887	40,944
Cabot Oil & Gas Corp.	219	13,558
Cameron International Corp.*	493	20,479
Chesapeake Energy Corp.	1,373	35,080
Chevron Corp.	4,081	377,574
ConocoPhillips	2,820	178,562
Consol Energy, Inc.	463	15,710
Denbury Resources, Inc.*	822	9,453
Devon Energy Corp.	856	47,457
Diamond Offshore Drilling, Inc.	145	7,937
El Paso Corp.	1,595	27,881
EOG Resources, Inc.	544	38,629
EQT Corp.	305	16,275
Exxon Mobil Corp.	9,909	719,686
FMC Technologies, Inc.*	496	18,650
Halliburton Co.	1,888	57,622
Helmerich & Payne, Inc.	222	9,013
Hess Corp.	617	32,368
Marathon Oil Corp.	1,433	30,924
Marathon Petroleum Corp.	728	19,700
Murphy Oil Corp.	396	17,487
Nabors Industries Ltd.*	580	7,111
National Oilwell Varco, Inc.	872	44,664
Newfield Exploration Co.*	268	10,637
Noble Corp*	510	14,969
Noble Energy, Inc.	365	25,842
Occidental Petroleum Corp.	1,673	119,620
Peabody Energy Corp.	552	18,702
Pioneer Natural Resources Co.	230	15,127
QEP Resources, Inc.	359	9,718
Range Resources Corp.	331	19,350
Rowan Cos., Inc.*	256	7,729
Schlumberger Ltd.	2,768	165,333
Southwestern Energy Co.*	710	23,664
Spectra Energy Corp.	1,314	32,232
Sunoco, Inc.	246	7,628
Tesoro Corp.*	292	5,685
Valero Energy Corp.	1,171	20,820
Williams Cos., Inc.	1,221	29,719
		2,446,967
FINANCIALS (8.0%)
ACE Ltd.	698	42,299
Aflac, Inc.	930	32,504
Allstate Corp.	1,071	25,372
American Express Co.	2,118	95,098
American Int’l. Group, Inc.*	886	19,448
Ameriprise Financial, Inc.	483	19,011
Aon Corp.	674	28,295
Apartment Investment & Management Co. Cl A	249	5,508
Assurant, Inc.	189	6,766
AvalonBay Communities, Inc.	195	22,240
Bank of America Corp.	20,495	125,429
Bank of New York Mellon Corp.	2,536	47,144

BB&T Corp.	1,417	30,225
Berkshire Hathaway, Inc. Cl B*	3,564	253,187
BlackRock, Inc.	198	29,306
Boston Properties, Inc.	298	26,552
Capital One Financial Corp.	962	38,124
CB Richard Ellis Group, Inc. Cl A*	666	8,964
Charles Schwab Corp.	2,178	24,546
Chubb Corp.	593	35,574
Cincinnati Financial Corp.	331	8,715
Citigroup, Inc.	5,817	149,032
CME Group, Inc.	139	34,250
Comerica, Inc.	409	9,395
Discover Financial Svcs.	1,109	25,440
E*Trade Financial Corp.*	510	4,646
Equity Residential	620	32,159
Federated Investors, Inc. Cl B	191	3,348
Fifth Third Bancorp	1,902	19,210
First Horizon National Corp.	539	3,212
Franklin Resources, Inc.	294	28,118
Genworth Financial, Inc. Cl A*	989	5,677
Goldman Sachs Group, Inc.	1,024	96,819
Hartford Financial Svcs. Group, Inc.	887	14,316
HCP, Inc.	819	28,714
Health Care REIT, Inc.	361	16,895
Host Hotels & Resorts, Inc.	1,400	15,316
Hudson City Bancorp, Inc.	1,095	6,198
Huntington Bancshares, Inc.	1,775	8,520
IntercontinentalExchange, Inc.*	148	17,502
Invesco Ltd.	902	13,990
Janus Capital Group, Inc.	389	2,334
JPMorgan Chase & Co.	7,900	237,948
KeyCorp	1,970	11,682
Kimco Realty Corp.	833	12,520
Legg Mason, Inc.	258	6,633
Leucadia National Corp.	407	9,231
Lincoln National Corp.	595	9,300
Loews Corp.	634	21,905
M&T Bank Corp.	258	18,034
Marsh & McLennan Cos., Inc.	1,114	29,566
MetLife, Inc.	2,083	58,345
Moody’s Corp.	410	12,485
Morgan Stanley	2,872	38,772
Nasdaq OMX Group, Inc.*	251	5,808
Northern Trust Corp.	492	17,210
NYSE Euronext	539	12,526
People’s United Financial, Inc.	794	9,052
Plum Creek Timber Co., Inc.	334	11,593
PNC Financial Svcs. Grp., Inc.	1,059	51,033
Principal Financial Grp., Inc.	627	14,214
Progressive Corp.	1,341	23,816
ProLogis, Inc.	925	22,431
Prudential Financial, Inc.	957	44,845
Public Storage	293	32,626
Regions Financial Corp.	2,577	8,581
Simon Property Group, Inc.	595	65,438
SLM Corp.	1,074	13,371
State Street Corp.	1,013	32,578
SunTrust Banks, Inc.	1,103	19,799
T. Rowe Price Group, Inc.	518	24,745
Torchmark Corp.	218	7,599
Travelers Cos., Inc.	849	41,372

U.S. Bancorp	3,946	92,889
Unum Group	614	12,869
Ventas, Inc.	577	28,504
Vornado Realty Trust	375	27,983
Wells Fargo & Co.	10,893	262,739
Weyerhaeuser Co.	1,091	16,965
XL Group PLC	664	12,483
Zions Bancorporation	381	5,361
		2,844,249
HEALTH CARE (7.2%)
Abbott Laboratories	3,193	163,290
Aetna, Inc.	758	27,553
Agilent Technologies, Inc.*	719	22,469
Allergan, Inc.	622	51,240
AmerisourceBergen Corp.	560	20,871
Amgen, Inc.	1,882	103,416
Bard (C.R.), Inc.	176	15,407
Baxter International, Inc.	1,158	65,010
Becton, Dickinson & Co.	448	32,847
Biogen Idec, Inc.*	486	45,271
Boston Scientific Corp.*	3,098	18,309
Bristol-Myers Squibb Co.	3,490	109,516
Cardinal Health, Inc.	697	29,190
CareFusion Corp.*	458	10,969
Celgene Corp.*	943	58,391
Cephalon, Inc.*	161	12,993
Cerner Corp.*	310	21,241
CIGNA Corp.	557	23,361
Coventry Health Care, Inc.*	301	8,672
Covidien PLC	1,027	45,291
DaVita, Inc.*	192	12,033
Dentsply International, Inc.	287	8,808
Edwards Lifesciences Corp.*	232	16,537
Express Scripts, Inc.*	1,058	39,220
Forest Laboratories, Inc.*	564	17,366
Gilead Sciences, Inc.*	1,558	60,450
Hospira, Inc.*	337	12,469
Humana, Inc.	345	25,092
Intuitive Surgical, Inc.*	79	28,778
Johnson & Johnson	5,645	359,643
Laboratory Corp. of America Hldgs.*	211	16,680
Life Technologies Corp.*	362	13,912
Lilly (Eli) & Co.	2,092	77,341
McKesson Corp.	511	37,150
Medco Health Solutions, Inc.*	819	38,403
Medtronic, Inc.	2,174	72,264
Merck & Co., Inc.	6,295	205,909
Mylan, Inc.*	856	14,552
Patterson Cos., Inc.	192	5,497
PerkinElmer, Inc.	233	4,476
Pfizer, Inc.	16,132	285,214
Quest Diagnostics, Inc.	332	16,388
St. Jude Medical, Inc.	686	24,826
Stryker Corp.	672	31,671
Tenet Healthcare Corp.*	957	3,952
Thermo Fisher Scientific, Inc.*	772	39,094
UnitedHealth Group, Inc.	2,174	100,265
Varian Medical Systems, Inc.*	237	12,362
Waters Corp.*	182	13,739
Watson Pharmaceuticals, Inc.*	258	17,609
WellPoint, Inc.	748	48,829

Zimmer Hldgs., Inc.*	387	20,705
		2,566,541
INDUSTRIALS (6.0%)
3M Co.	1,451	104,167
Avery Dennison Corp.	217	5,442
Boeing Co.	1,490	90,160
Caterpillar, Inc.	1,329	98,133
Cintas Corp.	229	6,444
CSX Corp.	2,224	41,522
Cummins, Inc.	391	31,929
Danaher Corp.	1,159	48,608
Deere & Co.	853	55,078
Donnelley (R.R.) & Sons Co.	376	5,309
Dover Corp.	382	17,801
Dun & Bradstreet Corp.	99	6,065
Eaton Corp.	703	24,957
Emerson Electric Co.	1,516	62,626
Equifax, Inc.	252	7,746
Expeditors Int’l. of Wash.	440	17,842
Fastenal Co.	594	19,768
FedEx Corp.	660	44,669
Flowserve Corp.	115	8,510
Fluor Corp.	354	16,479
General Dynamics Corp.	737	41,928
General Electric Co.	21,403	326,182
Goodrich Corp.	249	30,049
Grainger (W.W.), Inc.	125	18,693
Honeywell International, Inc.	1,577	69,246
Illinois Tool Works, Inc.	1,007	41,891
Ingersoll-Rand PLC	647	18,174
Iron Mountain, Inc.	419	13,249
ITT Corp.	378	15,876
Jacobs Engineering Group, Inc.*	260	8,395
Joy Global, Inc.	215	13,412
L-3 Communications Hldgs., Inc.	214	13,262
Lockheed Martin Corp.	558	40,533
Masco Corp.	728	5,183
Norfolk Southern Corp.	706	43,080
Northrop Grumman Corp.	559	29,157
Paccar, Inc.	736	24,892
Pall Corp.	237	10,049
Parker Hannifin Corp.	316	19,949
Pitney Bowes, Inc.	408	7,670
Precision Castparts Corp.	294	45,705
Quanta Services, Inc.*	434	8,155
Raytheon Co.	718	29,345
Republic Services, Inc.	664	18,632
Robert Half Int’l., Inc.	290	6,154
Robinson (C.H.) Worldwide, Inc.	338	23,143
Rockwell Automation, Inc.	293	16,408
Rockwell Collins, Inc.	292	15,406
Roper Industries, Inc.	193	13,300
Ryder System, Inc.	103	3,864
Snap-On, Inc.	117	5,195
Southwest Airlines Co.	1,617	13,001
Stanley Black & Decker, Inc.	353	17,332
Stericycle, Inc.*	176	14,207
Textron, Inc.	531	9,367
Tyco International Ltd.	900	36,675
Union Pacific Corp.	988	80,690
United Parcel Service, Inc. Cl B	2,055	129,773

United Technologies Corp.	1,840	129,462
Waste Management, Inc.	974	31,713
		2,151,652
INFORMATION TECHNOLOGY (11.4%)
Accenture Ltd. Cl A	1,271	66,956
Adobe Systems, Inc.*	1,034	24,992
Advanced Micro Devices, Inc.*	1,208	6,137
Akamai Technologies, Inc.*	377	7,495
Altera Corp.	652	20,558
Amphenol Corp. Cl A	350	14,270
Analog Devices, Inc.	613	19,156
Apple, Inc.*	1,883	717,757
Applied Materials, Inc.	2,636	27,283
Autodesk, Inc.*	460	12,779
Automatic Data Processing, Inc.	994	46,867
BMC Software, Inc.*	360	13,882
Broadcom Corp. Cl A*	977	32,524
CA, Inc.	768	14,907
Cisco Systems, Inc.	11,181	173,194
Citrix Systems, Inc.*	386	21,049
Cognizant Technology Solutions*	620	38,874
Computer Sciences Corp.	314	8,431
Compuware Corp.*	452	3,462
Corning, Inc.	3,209	39,663
Dell, Inc.*	3,128	44,261
eBay, Inc.*	2,190	64,583
Electronic Arts, Inc.*	690	14,111
EMC Corp.*	4,170	87,528
F5 Networks, Inc.*	167	11,865
Fidelity Nat’l. Information Svcs., Inc.	505	12,282
First Solar, Inc.*	129	8,154
Fiserv, Inc.*	290	14,723
FLIR Systems, Inc.	322	8,066
Google, Inc. Cl A*	511	262,848
Harris Corp.	249	8,508
Hewlett-Packard Co.	4,265	95,749
Int’l. Business Machines Corp.	2,432	425,669
Intel Corp.	10,565	225,351
Intuit, Inc.*	611	28,986
Jabil Circuit, Inc.	374	6,653
JDS Uniphase Corp.*	472	4,706
Juniper Networks, Inc.*	1,175	20,281
KLA-Tencor Corp.	343	13,130
Lexmark International, Inc. Cl A*	163	4,406
Linear Technology Corp.	469	12,968
LSI Corp.*	1,171	6,066
MasterCard, Inc.	217	68,824
MEMC Electronic Materials, Inc.*	478	2,505
Microchip Technology, Inc.	395	12,288
Micron Technology, Inc.*	2,121	10,690
Microsoft Corp.	15,181	377,855
Molex, Inc.	280	5,704
Monster Worldwide, Inc.*	251	1,802
Motorola Mobility Hldgs., Inc.*	540	20,401
Motorola Solutions, Inc.	605	25,350
NetApp, Inc.*	741	25,150
Novellus Systems, Inc.*	141	3,844
Nvidia Corp.*	1,209	15,113
Oracle Corp.	7,935	228,052
Paychex, Inc.	654	17,246
QUALCOMM, Inc.	3,453	167,919

Red Hat, Inc.*	391	16,524
SAIC, Inc.*	568	6,708
Salesforce.com, inc.*	274	31,313
SanDisk Corp.*	497	20,054
Symantec Corp.*	1,505	24,531
Tellabs, Inc.	760	3,260
Teradata Corp.*	345	18,468
Teradyne, Inc.*	392	4,316
Texas Instruments, Inc.	2,343	62,441
Total System Services, Inc.	331	5,604
VeriSign, Inc.	347	9,928
Visa, Inc. Cl A	1,060	90,863
Western Digital Corp.*	479	12,320
Western Union Co.	1,288	19,694
Xerox Corp.	2,845	19,830
Xilinx, Inc.	541	14,845
Yahoo!, Inc.*	2,525	33,229
		4,067,801
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	434	33,145
Airgas, Inc.	139	8,871
AK Steel Hldg. Corp.	234	1,530
Alcoa, Inc.	2,158	20,652
Allegheny Technologies, Inc.	212	7,842
Ball Corp.	341	10,578
Bemis Co., Inc.	211	6,184
CF Industries Hldgs., Inc.	153	18,879
Cliffs Natural Resources, Inc.	305	15,607
Dow Chemical Co.	2,370	53,230
Du Pont (E.I.) de Nemours & Co.	1,880	75,144
Eastman Chemical Co.	142	9,731
Ecolab, Inc.	478	23,369
FMC Corp.	146	10,097
Freeport-McMoRan Copper & Gold, Inc.	1,939	59,043
Int’l. Flavors & Fragrances, Inc.	162	9,108
International Paper Co.	876	20,367
MeadWestvaco Corp.	347	8,522
Monsanto Co.	1,105	66,344
Newmont Mining Corp.	1,015	63,844
Nucor Corp.	644	20,376
Owens-Illinois, Inc.*	338	5,111
PPG Industries, Inc.	319	22,541
Praxair, Inc.	616	57,584
Sealed Air Corp.	319	5,327
Sherwin-Williams Co.	185	13,749
Sigma-Aldrich Corp.	246	15,200
The Mosaic Co.	646	31,635
Titanium Metals Corp.	170	2,547
United States Steel Corp.	296	6,515
Vulcan Materials Co.	267	7,359
		710,031
TELECOMMUNICATION SERVICES (1.9%)
American Tower Corp. Cl A*	817	43,955
AT&T, Inc.	12,094	344,921
CenturyLink, Inc.	1,287	42,625
Frontier Communications Corp.	2,098	12,819
MetroPCS Communications, Inc.*	611	5,322
Sprint Nextel Corp.*	6,565	19,958
Verizon Communications, Inc.	5,736	211,085
Windstream Corp.	1,041	12,138
		692,823

UTILITIES (2.3%)
AES Corp.*	1,302	12,708
Ameren Corp.	488	14,528
American Electric Power Co., Inc.	994	37,792
CenterPoint Energy, Inc.	875	17,168
CMS Energy Corp.	508	10,053
Consolidated Edison, Inc.	596	33,984
Constellation Energy Group, Inc.	403	15,338
Dominion Resources, Inc.	1,151	58,436
DTE Energy Co.	345	16,912
Duke Energy Corp.	2,701	53,993
Edison International	657	25,130
Entergy Corp.	358	23,732
Exelon Corp.	1,336	56,927
FirstEnergy Corp.	846	37,994
Integrys Energy Group, Inc.	157	7,633
NextEra Energy, Inc.	855	46,187
Nicor, Inc.	93	5,116
NiSource, Inc.	573	12,251
Northeast Utilities	362	12,181
NRG Energy, Inc.*	489	10,372
Oneok, Inc.	212	14,000
Pepco Hldgs., Inc.	456	8,628
PG&E Corp.	807	34,144
Pinnacle West Capital Corp.	224	9,619
PPL Corp.	1,176	33,563
Progress Energy, Inc.	598	30,929
Public Svc. Enterprise Group, Inc.	1,025	34,204
SCANA Corp.	234	9,465
Sempra Energy	482	24,823
Southern Co.	1,753	74,275
TECO Energy, Inc.	435	7,452
Wisconsin Energy Corp.	471	14,738
Xcel Energy, Inc.	987	24,369
		828,644
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $21,984,511) 58.8%		20,995,949

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.00	11/10/11	100,000	100,000
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $100,000) 0.3%					100,000

TOTAL INDEXED ASSETS (Cost: $22,084,511) 59.1%					21,095,949

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.8%)
Abercrombie & Fitch Co. Cl A	513	31,580
AFC Enterprises, Inc.*	1,694	20,040
Amazon.com, Inc.*	543	117,413
American Axle & Mfg. Hldgs., Inc.*	2,269	17,312
ANN, Inc.*	655	14,960
Bassett Furniture Industries, Inc.	3,640	25,662

CPI Corp.	1,831	11,352
Darden Restaurants, Inc.	802	34,286
Denny’s Corp.*	8,198	27,299
Dillard’s, Inc. Cl A	1,258	54,698
Discovery Communications, Inc. Cl A*	726	27,312
Disney (Walt) Co.	2,156	65,025
Express, Inc.	1,760	35,710
Ford Motor Co.*	4,054	39,202
G-III Apparel Group Ltd.*	743	16,985
Johnson Controls, Inc.	793	20,911
Lincoln Educational Svcs. Corp.	2,645	21,398
Macy’s, Inc.	1,477	38,875
Maidenform Brands, Inc.*	940	22,005
P.F. Chang’s China Bistro, Inc.	609	16,589
Pep Boys - Manny, Moe & Jack	6,320	62,378
Pinnacle Entertainment, Inc.*	2,842	25,805
Rent-A-Center, Inc.	2,030	55,724
Shutterfly, Inc.*	1,885	77,624
Sotheby’s	379	10,449
Starbucks Corp.	3,182	118,657
Steve Madden Ltd.*	1,100	33,110
Target Corp.	599	29,375
Tenneco, Inc.*	678	17,364
Time Warner Cable, Inc.	806	50,512
Time Warner, Inc.	1,356	40,639
Tupperware Brands Corp.	436	23,431
Urban Outfitters, Inc.*	971	21,673
Vera Bradley, Inc.*	438	15,790
Viacom, Inc. Cl B	1,539	59,621
Wolverine World Wide, Inc.	1,113	37,007
		1,337,773
CONSUMER STAPLES (2.8%)
Darling International, Inc.*	1,568	19,741
Diamond Foods, Inc.	252	20,107
Dr. Pepper Snapple Group, Inc.	1,735	67,283
Estee Lauder Cos., Inc. Cl A	612	53,758
Hain Celestial Group, Inc.*	350	10,693
J.M. Smucker Co.	869	63,341
Kraft Foods, Inc. Cl A	765	25,689
Lorillard, Inc.	459	50,811
Nu Skin Enterprises, Inc. Cl A	498	20,179
PepsiCo, Inc.	1,482	91,736
Philip Morris Int’l., Inc.	1,716	107,044
Prestige Brands Hldgs., Inc.*	2,358	21,340
Proctor & Gamble Co.	2,398	151,506
The Pantry, Inc.*	2,150	26,080
TreeHouse Foods, Inc.*	528	32,652
Tyson Foods, Inc. Cl A	3,669	63,694
Vector Group Ltd.	1,861	31,965
Wal-Mart Stores, Inc.	2,648	137,431
		995,050
ENERGY (3.6%)
Abraxas Petroleum Corp.*	4,111	10,853
Apache Corp.	711	57,051
Brigham Exploration Co.*	2,899	73,229
Chevron Corp.	944	87,339
ConocoPhillips	2,007	127,083
CVR Energy, Inc.*	875	18,498
Energy XXI (Bermuda) Ltd.*	2,558	54,869
Exxon Mobil Corp.	3,840	278,899
Gasco Energy, Inc.*	38,230	7,268

Halliburton Co.	2,367	72,241
Hess Corp.	688	36,092
Houston American Energy Corp.	1,086	14,943
Lufkin Industries, Inc.	351	18,677
MarkWest Energy Partners LP	1,121	51,510
McMoRan Exploration Co.*	11,491	114,106
National Oilwell Varco, Inc.	1,066	54,601
Noble Energy, Inc.	911	64,499
Occidental Petroleum Corp.	1,120	80,080
Range Resources Corp.	598	34,959
Saratoga Resources, Inc.*	3,500	17,885
		1,274,682
FINANCIALS (6.7%)
Aon Corp.	690	28,966
Ashford Hospitality Trust, Inc.	2,089	14,665
Aspen Insurance Hldgs. Ltd.	1,288	29,676
Associated Estates Realty Corp.	2,782	43,010
BancFirst Corp.	506	16,779
Bank of America Corp.	7,920	48,470
Bank of Marin Bancorp	336	11,101
Banner Corp.	580	7,418
BB&T Corp.	2,188	46,670
Berkshire Hathaway, Inc. Cl B*	1,322	93,915
Brookline Bancorp, Inc.	3,491	26,916
Bryn Mawr Bank Corp.	1,008	16,703
Capital One Financial Corp.	2,133	84,531
Cash America Int’l., Inc.	820	41,951
Chesapeake Lodging Trust	1,600	19,312
Citigroup, Inc.	2,085	53,418
Cogdell Spencer, Inc.	2,041	7,695
Colonial Properties Trust	3,365	61,108
Dime Community Bancshares	1,669	16,907
EastGroup Properties, Inc.	688	26,240
Ellington Financial LLC	2,656	45,630
Equity Lifestyle Properties, Inc.	690	43,263
FelCor Lodging Trust, Inc.*	11,297	26,322
First Interstate BancSytem, Inc.	1,540	16,493
First Niagara Financial Group, Inc.	3,453	31,595
Flushing Financial Corp.	461	4,979
Forest City Enterprises, Inc. Cl A*	2,618	27,908
Franklin Resources, Inc.	275	26,301
Glacier Bancorp, Inc.	1,870	17,522
Goldman Sachs Group, Inc.	732	69,211
Highwoods Properties, Inc.	1,136	32,103
IBERIABANK Corp.	428	20,142
Investors Bancorp, Inc.*	1,750	22,103
iShares Russell 2000 Growth Index Fund*	278	20,425
iShares Russell 2000 Index Fund	510	32,768
iShares Russell 2000 Value Index Fund	1,170	66,725
Janus Capital Group, Inc.	3,100	18,600
JPMorgan Chase & Co.	4,719	142,136
Marlin Business Svcs. Corp.*	1,871	19,833
MB Financial, Inc.	1,239	18,238
Meadowbrook Insurance Group, Inc.	3,913	34,865
MetLife, Inc.	2,151	60,250
Mid-America Apt. Communities, Inc.	708	42,636
National Retail Pptys., Inc.	1,013	27,219
NBH Hldgs. Co.†	2,617	43,311
Northwest Bancshares, Inc.	4,335	51,630
OneBeacon Insurance Group Ltd. Cl A	1,450	19,778
Pennsylvania REIT	2,534	19,588

PHH Corp.*	1,384	22,255
PNC Financial Svcs. Grp., Inc.	934	45,009
ProAssurance Corp.	934	67,267
Prosperity Bancshares, Inc.	656	21,438
PS Business Parks, Inc.	357	17,686
S.Y. Bancorp, Inc.	1,927	35,881
SeaBright Hldgs., Inc.	3,908	28,138
Senior Housing Pptys. Trust	1,976	42,563
Signature Bank*	1,382	65,963
Simon Property Group, Inc.	770	84,685
Stifel Financial Corp.*	747	19,840
SVB Financial Group*	805	29,785
Symetra Financial Corp.	3,273	26,675
UMB Financial Corp.	586	18,799
Urstadt Biddle Properties Cl A	899	14,357
Wells Fargo & Co.	5,825	140,499
Westamerica Bancorporation	692	26,517
		2,404,382
HEALTH CARE (4.5%)
Abbott Laboratories	1,802	92,154
Abiomed, Inc.*	3,852	42,488
Acorda Therapeutics, Inc.*	855	17,066
Allied Healthcare Int’l., Inc.*	8,079	31,023
Alphatec Hldgs., Inc.*	9,760	20,594
Auxilium Pharmaceuticals, Inc.*	466	6,985
Bruker Corp.*	1,319	17,846
Celgene Corp.*	999	61,858
Cepheid, Inc.*	450	17,474
Conceptus, Inc.*	1,958	20,500
Cubist Pharmaceuticals, Inc.*	786	27,762
Cyberonics, Inc.*	1,397	39,535
DexCom, Inc.*	1,936	23,232
Emergent Biosolutions, Inc.*	1,042	16,078
Enzon Pharmaceuticals, Inc.*	5,248	36,946
Express Scripts, Inc.*	608	22,539
Forest Laboratories, Inc.*	1,418	43,660
Gilead Sciences, Inc.*	2,405	93,314
HMS Hldgs. Corp.*	1,595	38,902
Incyte Corp.*	687	9,597
Insulet Corp.*	1,017	15,519
IPC The Hospitalist Co.*	1,280	45,683
Ironwood Pharmaceuticals, Inc.*	493	5,324
McKesson Corp.	816	59,323
Medidata Solutions, Inc.*	3,177	52,230
Merck & Co., Inc.	3,307	108,172
Mylan, Inc.*	3,220	54,740
Neogen Corp.*	861	29,894
NuPathe, Inc.*	903	1,833
NxStage Medical, Inc.*	1,630	34,002
Onyx Pharmaceuticals, Inc.*	662	19,867
Optimer Pharmaceuticals, Inc.*	691	9,563
OSI Pharmaceuticals, Inc. - rights*	131	0
PAREXEL International Corp.*	855	16,185
Pfizer, Inc.	7,706	136,242
QLT, Inc.*	4,720	34,503
Questcor Pharmaceuticals, Inc.*	350	9,541
Salix Pharmaceuticals Ltd.*	1,281	37,918
Seattle Genetics, Inc.*	1,036	19,746
St. Jude Medical, Inc.	1,657	59,967
SXC Health Solutions Corp.*	528	29,410
Thoratec Corp.*	1,145	37,373

UnitedHealth Group, Inc.	1,486	68,534
ViroPharma, Inc.*	450	8,132
WellPoint, Inc.	482	31,465
		1,604,719
INDUSTRIALS (4.8%)
Acacia Research Corp.*	225	8,098
Acco Brands Corp.*	2,930	13,976
Actuant Corp. Cl A	1,553	30,672
Alaska Air Group, Inc.*	544	30,622
Ameron International Corp.	743	63,110
Astec Industries, Inc.*	772	22,604
Astronics Corp. Cl B*	123	3,396
Astronics Corp.*	1,182	33,392
AZZ, Inc.	1,463	56,721
Belden, Inc.	552	14,236
Boeing Co.	1,589	96,150
Caterpillar, Inc.	1,151	84,990
Cummins, Inc.	807	65,900
EMCOR Group, Inc.*	703	14,292
Encore Wire Corp.	1,757	36,159
EnPro Industries, Inc.*	763	22,646
Expeditors Int’l. of Wash.	1,482	60,095
FedEx Corp.	808	54,685
Force Protection, Inc.*	11,446	44,067
General Electric Co.	9,340	142,342
Genesee & Wyoming, Inc. Cl A*	1,768	82,247
Graham Corp.	1,121	18,653
Healthcare Svcs. Group, Inc.	1,425	23,000
Hub Group, Inc. Cl A*	750	21,203
Insperity, Inc.	828	18,423
Kaydon Corp.	1,067	30,602
Miller Industries, Inc.	2,407	41,761
Mueller Industries, Inc.	1,796	69,308
Old Dominion Freight Line, Inc.*	2,804	81,232
Precision Castparts Corp.	633	98,406
Raven Industries, Inc.	911	43,910
RBC Bearings, Inc.*	830	28,212
Robbins & Myers, Inc.	1,125	39,049
Robert Half Int’l., Inc.	1,531	32,488
Roper Industries, Inc.	833	57,402
Sun Hydraulics Corp.	1,623	33,077
Teledyne Technologies, Inc.*	758	37,036
Union Pacific Corp.	565	46,144
		1,700,306
INFORMATION TECHNOLOGY (7.2%)
ADPT Corp.*	3,930	10,532
Adtran, Inc.	1,083	28,656
Altera Corp.	601	18,950
Anaren, Inc.*	912	17,465
Anixter International, Inc.	462	21,917
Apple, Inc.*	863	328,958
Automatic Data Processing, Inc.	965	45,500
Ceragon Networks Ltd.*	2,039	19,472
Cirrus Logic, Inc.*	2,845	41,935
Cisco Systems, Inc.	2,164	33,520
CommVault Systems, Inc.*	1,801	66,745
comScore, Inc.*	2,174	36,675
DemandTec, Inc.*	1,227	8,025
EMC Corp.*	2,381	49,977
Emulex Corp.*	3,200	20,480
Forrester Research, Inc.	1,083	35,208

Google, Inc. Cl A*	254	130,653
Harris Corp.	341	11,652
Informatica Corp.*	1,551	63,513
Int’l. Business Machines Corp.	951	166,454
Intel Corp.	2,837	60,513
JDA Software Group, Inc.*	764	17,908
KLA-Tencor Corp.	1,106	42,338
Lattice Semiconductor Corp.*	4,584	24,066
Littelfuse, Inc.	350	14,074
LogMeIn, Inc.*	2,600	86,346
Mercury Computer Systems, Inc.*	2,227	25,611
Microsemi Corp.*	2,535	40,509
Microsoft Corp.	4,906	122,110
MKS Instruments, Inc.	1,989	43,181
Nanometrics, Inc.*	1,175	17,038
NetApp, Inc.*	311	10,555
Netlogic Microsystems, Inc.*	933	44,887
Oracle Corp.	3,194	91,796
Parametric Technology Corp.*	3,525	54,215
Plexus Corp.*	1,367	30,922
QUALCOMM, Inc.	1,744	84,811
Rackspace Hosting, Inc.*	973	33,218
Responsys, Inc.*	2,106	22,703
Richardson Electronics Ltd.	4,435	60,360
RightNow Technologies, Inc.*	1,309	43,262
Rogers Corp.*	826	32,321
Salesforce.com, inc.*	680	77,710
Sapient Corp.	1,535	15,565
Semtech Corp.*	968	20,425
Sourcefire, Inc.*	816	21,836
STEC, Inc.*	1,435	14,551
SuccessFactors, Inc.*	933	21,450
Super Micro Computer, Inc.*	1,078	13,507
Texas Instruments, Inc.	2,005	53,433
Tibco Software, Inc.*	4,522	101,248
TTM Technologies, Inc.*	1,883	17,907
Websense, Inc.*	1,927	33,337
Yahoo!, Inc.*	1,678	22,082
		2,572,082
MATERIALS (2.3%)
Allied Nevada Gold Corp.*	1,127	40,358
Ball Corp.	1,278	39,644
Boise, Inc.	7,898	40,833
Buckeye Technologies, Inc.	1,104	26,617
Commercial Metals Co.	1,800	17,118
Copper Mountain Mining Corp.*	3,540	14,267
Crown Hldgs., Inc.*	1,708	52,282
CVR Partners LP	1,030	24,236
Dow Chemical Co.	1,720	38,631
Eastman Chemical Co.	927	63,527
FMC Corp.	738	51,040
Freeport-McMoRan Copper & Gold, Inc.	1,752	53,348
Hecla Mining Co.*	3,154	16,905
Innophos Hldgs., Inc.	2,105	83,926
Kaiser Aluminum Corp.	1,050	46,494
LSB Industries, Inc.*	543	15,568
NewMarket Corp.	125	18,984
Silgan Hldgs., Inc.	2,742	100,741
Taseko Mines Ltd.*	2,068	5,273
US Gold Corp.*	13,935	55,879
		805,671

TELECOMMUNICATION SERVICES (1.0%)
AboveNet, Inc.	573	30,713
Alaska Comm. Systems Group, Inc.	1,523	9,991
American Tower Corp. Cl A*	1,634	87,909
CenturyLink, Inc.	1,494	49,481
Consolidated Comms. Hldgs., Inc.	3,260	58,843
FairPoint Communications, Inc.*	1	0
Sprint Nextel Corp.*	14,053	42,721
Verizon Communications, Inc.	1,876	69,037
		348,695
UTILITIES (1.3%)
Avista Corp.	1,754	41,833
Black Hills Corp.	842	25,799
Dominion Resources, Inc.	1,469	74,581
Edison International	851	32,551
Entergy Corp.	231	15,313
Idacorp, Inc.	947	35,778
Northwest Natural Gas Co.	1,306	57,595
PNM Resources, Inc.	1,940	31,874
PPL Corp.	942	26,885
Public Svc. Enterprise Group, Inc.	1,656	55,261
Sempra Energy	773	39,810
Unisource Energy Corp.	1,122	40,493
		477,773

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $13,363,155) 38.0%		13,521,133

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	27,455
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		27,455

TOTAL ACTIVE ASSETS (Cost: $13,373,155) 38.1%		13,548,588

TEMPORARY CASH INVESTMENTS (2) (Cost: $903,300) 2.5%		903,300

TOTAL INVESTMENTS (Cost: $36,360,966) 99.7%		35,547,837

OTHER NET ASSETS 0.3%		107,324

NET ASSETS 100.0%		$35,655,161

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  —  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.3%)
Abercrombie & Fitch Co. Cl A	383	23,577
Amazon.com, Inc.*	1,583	342,292
Apollo Group, Inc.*	538	21,310
AutoNation, Inc.*	233	7,638
AutoZone, Inc.*	128	40,856
Bed Bath & Beyond, Inc.*	1,090	62,468
Best Buy Co., Inc.	1,289	30,034
Big Lots, Inc.*	273	9,509
Cablevision Systems Corp. Cl A	1,008	15,856
CarMax, Inc.*	958	22,848
Carnival Corp.	2,065	62,570
CBS Corp. Cl B	2,962	60,366
Chipotle Mexican Grill, Inc. Cl A*	142	43,019
Coach, Inc.	1,267	65,669
Comcast Corp. Cl A	12,025	251,323
D.R. Horton, Inc.	1,264	11,427
Darden Restaurants, Inc.	604	25,821
DeVry, Inc.	267	9,868
DIRECTV Cl A*	3,286	138,834
Discovery Communications, Inc. Cl A*	1,204	45,294
Disney (Walt) Co.	8,258	249,061
Expedia, Inc.	875	22,531
Family Dollar Stores, Inc.	521	26,498
Ford Motor Co.*	16,864	163,075
Fortune Brands, Inc.	704	38,072
GameStop Corp. Cl A*	614	14,183
Gannett Co., Inc.	1,058	10,083
Gap, Inc.	1,537	24,961
Genuine Parts Co.	711	36,119
Goodyear Tire & Rubber Co.*	1,106	11,160
H&R Block, Inc.	1,349	17,955
Harley-Davidson, Inc.	1,044	35,841
Harman Int’l. Industries, Inc.	307	8,774
Hasbro, Inc.	555	18,099
Home Depot, Inc.	6,816	224,042
International Game Technology	1,332	19,354
Interpublic Group of Cos., Inc.	2,146	15,451
Johnson Controls, Inc.	2,976	78,477
Kohl’s Corp.	1,201	58,969
Leggett & Platt, Inc.	634	12,547
Lennar Corp. Cl A	704	9,532
Limited Brands, Inc.	1,073	41,321
Lowe’s Cos., Inc.	5,495	106,273
Macy’s, Inc	1,806	47,534
Marriott International, Inc. Cl A	1,251	34,077
Mattel, Inc.	1,521	39,379
McDonald’s Corp.	4,588	402,918
McGraw-Hill Cos., Inc.	1,307	53,587
Netflix, Inc.*	307	34,740
Newell Rubbermaid, Inc.	1,314	15,597
News Corp. Cl A	9,982	154,422
NIKE, Inc. Cl B	1,685	144,084
Nordstrom, Inc.	718	32,798

O’Reilly Automotive, Inc.*	602	40,111
Omnicom Group, Inc.	1,257	46,308
Penney (J.C.) Co., Inc.	630	16,871
Priceline.com, Inc.*	228	102,477
Pulte Homes, Inc.*	1,542	6,091
Ralph Lauren Corp.	287	37,224
Ross Stores, Inc.	494	38,873
Scripps Networks Interactive, Inc. Cl A	431	16,020
Sears Hldgs. Corp.*	164	9,433
Staples, Inc.	3,188	42,400
Starbucks Corp.	3,338	124,474
Starwood Hotels & Resorts	834	32,376
Target Corp.	2,956	144,962
Tiffany & Co.	568	34,546
Time Warner Cable, Inc.	1,458	91,373
Time Warner, Inc.	4,607	138,072
TJX Cos., Inc.	1,622	89,972
Urban Outfitters, Inc.*	546	12,187
V.F. Corp.	385	46,785
Viacom, Inc. Cl B	2,528	97,935
Washington Post Co. Cl B	23	7,520
Whirlpool Corp.	338	16,870
Wyndham Worldwide Corp.	728	20,755
Wynn Resorts Ltd.	358	41,199
Yum! Brands, Inc.	2,086	103,028
		4,849,955
CONSUMER STAPLES (11.4%)
Altria Group, Inc.	9,255	248,127
Archer-Daniels-Midland Co.	2,922	72,495
Avon Products, Inc.	1,904	37,318
Brown-Forman Corp. Cl B	440	30,862
Campbell Soup Co.	807	26,123
Clorox Co.	582	38,604
Coca-Cola Co.	10,160	686,410
Coca-Cola Enterprises, Inc.	1,425	35,454
Colgate-Palmolive Co.	2,170	192,436
ConAgra Foods, Inc.	1,838	44,516
Constellation Brands, Inc. Cl A*	815	14,670
Costco Wholesale Corp.	1,929	158,409
CVS Caremark Corp.	6,111	205,207
Dean Foods Co.*	812	7,202
Dr. Pepper Snapple Group, Inc.	973	37,733
Estee Lauder Cos., Inc. Cl A	498	43,744
General Mills, Inc.	2,851	109,678
Heinz (H.J.) Co.	1,435	72,439
Hershey Co.	682	40,402
Hormel Foods Corp.	624	16,860
J.M. Smucker Co.	502	36,591
Kellogg Co.	1,109	58,988
Kimberly-Clark Corp.	1,741	123,628
Kraft Foods, Inc. Cl A	7,875	264,443
Kroger Co.	2,685	58,963
Lorillard, Inc.	617	68,302
McCormick & Co., Inc.	588	27,142
Mead Johnson Nutrition Co.	904	62,222
Molson Coors Brewing Co. Cl B	720	28,519
PepsiCo, Inc.	7,095	439,181

Philip Morris Int’l., Inc.	7,831	488,498
Proctor & Gamble Co.	12,182	769,659
Reynolds American, Inc.	1,525	57,157
Safeway, Inc.	1,561	25,959
Sara Lee Corp.	2,647	43,278
SUPERVALU, Inc.	955	6,360
Sysco Corp.	2,660	68,894
Tyson Foods, Inc. Cl A	1,316	22,846
Wal-Mart Stores, Inc.	7,833	406,533
Walgreen Co.	4,022	132,284
Whole Foods Market, Inc.	699	45,652
		5,353,788
ENERGY (11.4%)
Alpha Natural Resources, Inc.*	1,023	18,097
Anadarko Petroleum Corp.	2,197	138,521
Apache Corp.	1,688	135,445
Baker Hughes, Inc.	1,948	89,920
Cabot Oil & Gas Corp.	481	29,779
Cameron International Corp.*	1,076	44,697
Chesapeake Energy Corp.	3,001	76,676
Chevron Corp.	8,905	823,891
ConocoPhillips	6,159	389,988
Consol Energy, Inc.	1,013	34,371
Denbury Resources, Inc.*	1,798	20,677
Devon Energy Corp.	1,872	103,784
Diamond Offshore Drilling, Inc.	315	17,243
El Paso Corp.	3,490	61,005
EOG Resources, Inc.	1,189	84,431
EQT Corp.	665	35,484
Exxon Mobil Corp.	21,593	1,568,295
FMC Technologies, Inc.*	1,084	40,758
Halliburton Co.	4,119	125,712
Helmerich & Payne, Inc.	485	19,691
Hess Corp.	1,352	70,926
Marathon Oil Corp.	3,130	67,545
Marathon Petroleum Corp.	1,592	43,080
Murphy Oil Corp.	864	38,154
Nabors Industries Ltd.*	1,279	15,681
National Oilwell Varco, Inc.	1,912	97,933
Newfield Exploration Co.*	585	23,219
Noble Corp*	1,116	32,755
Noble Energy, Inc.	798	56,498
Occidental Petroleum Corp.	3,664	261,976
Peabody Energy Corp.	1,208	40,927
Pioneer Natural Resources Co.	503	33,082
QEP Resources, Inc.	785	21,250
Range Resources Corp.	724	42,325
Rowan Cos., Inc.*	559	16,876
Schlumberger Ltd.	6,063	362,143
Southwestern Energy Co.*	1,556	51,861
Spectra Energy Corp.	2,865	70,278
Sunoco, Inc.	540	16,745
Tesoro Corp.*	638	12,422
Valero Energy Corp.	2,563	45,570
Williams Cos., Inc.	2,675	65,110
		5,344,821

FINANCIALS (13.2%)
ACE Ltd.	1,520	92,112
Aflac, Inc.	2,033	71,053
Allstate Corp.	2,340	55,435
American Express Co.	4,615	207,214
American Int’l. Group, Inc.*	1,940	42,583
Ameriprise Financial, Inc.	1,057	41,604
Aon Corp.	1,466	61,543
Apartment Investment & Management Co. Cl A	548	12,122
Assurant, Inc.	412	14,750
AvalonBay Communities, Inc.	428	48,813
Bank of America Corp.	44,971	275,223
Bank of New York Mellon Corp.	5,539	102,970
BB&T Corp.	3,099	66,102
Berkshire Hathaway, Inc. Cl B*	7,774	552,265
BlackRock, Inc.	431	63,792
Boston Properties, Inc.	654	58,271
Capital One Financial Corp.	2,098	83,144
CB Richard Ellis Group, Inc. Cl A*	1,468	19,759
Charles Schwab Corp.	4,746	53,487
Chubb Corp.	1,292	77,507
Cincinnati Financial Corp.	721	18,984
Citigroup, Inc.	12,662	324,400
CME Group, Inc.	304	74,906
Comerica, Inc.	896	20,581
Discover Financial Svcs.	2,416	55,423
E*Trade Financial Corp.*	1,116	10,167
Equity Residential	1,360	70,543
Federated Investors, Inc. Cl B	418	7,328
Fifth Third Bancorp	4,150	41,915
First Horizon National Corp.	1,185	7,063
Franklin Resources, Inc.	642	61,401
Genworth Financial, Inc. Cl A*	2,175	12,485
Goldman Sachs Group, Inc.	2,233	211,130
Hartford Financial Svcs. Group, Inc.	1,943	31,360
HCP, Inc.	1,787	62,652
Health Care REIT, Inc.	789	36,925
Host Hotels & Resorts, Inc.	3,083	33,728
Hudson City Bancorp, Inc.	2,400	13,584
Huntington Bancshares, Inc.	3,874	18,595
IntercontinentalExchange, Inc.*	324	38,316
Invesco Ltd.	1,971	30,570
Janus Capital Group, Inc.	855	5,130
JPMorgan Chase & Co.	17,276	520,353
KeyCorp	4,289	25,434
Kimco Realty Corp.	1,825	27,430
Legg Mason, Inc.	561	14,423
Leucadia National Corp.	890	20,185
Lincoln National Corp.	1,303	20,366
Loews Corp.	1,384	47,817
M&T Bank Corp.	565	39,494
Marsh & McLennan Cos., Inc.	2,432	64,545
MetLife, Inc.	4,548	127,389
Moody’s Corp.	893	27,192
Morgan Stanley	6,293	84,956
Nasdaq OMX Group, Inc.*	548	12,681
Northern Trust Corp.	1,075	37,604
NYSE Euronext	1,173	27,261

People’s United Financial, Inc.	1,729	19,711
Plum Creek Timber Co., Inc.	732	25,408
PNC Financial Svcs. Grp., Inc.	2,313	111,463
Principal Financial Grp., Inc.	1,376	31,194
Progressive Corp.	2,920	51,859
ProLogis, Inc.	2,021	49,009
Prudential Financial, Inc.	2,091	97,984
Public Storage	640	71,264
Regions Financial Corp.	5,644	18,795
Simon Property Group, Inc.	1,303	143,304
SLM Corp.	2,329	28,996
State Street Corp.	2,211	71,106
SunTrust Banks, Inc.	2,406	43,188
T. Rowe Price Group, Inc.	1,132	54,076
Torchmark Corp.	475	16,559
Travelers Cos., Inc.	1,847	90,004
U.S. Bancorp	8,634	203,244
Unum Group	1,339	28,065
Ventas, Inc.	1,259	62,195
Vornado Realty Trust	821	61,263
Wells Fargo & Co.	23,835	574,900
Weyerhaeuser Co.	2,392	37,196
XL Group PLC	1,451	27,279
Zions Bancorporation	834	11,734
		6,213,861
HEALTH CARE (11.9%)
Abbott Laboratories	6,955	355,679
Aetna, Inc.	1,649	59,941
Agilent Technologies, Inc.*	1,580	49,375
Allergan, Inc.	1,356	111,707
AmerisourceBergen Corp.	1,220	45,469
Amgen, Inc.	4,102	225,405
Bard (C.R.), Inc.	384	33,615
Baxter International, Inc.	2,520	141,473
Becton, Dickinson & Co.	975	71,487
Biogen Idec, Inc.*	1,061	98,832
Boston Scientific Corp.*	6,765	39,981
Bristol-Myers Squibb Co.	7,589	238,143
Cardinal Health, Inc.	1,516	63,490
CareFusion Corp.*	997	23,878
Celgene Corp.*	2,055	127,246
Cephalon, Inc.*	349	28,164
Cerner Corp.*	674	46,182
CIGNA Corp.	1,215	50,957
Coventry Health Care, Inc.*	657	18,928
Covidien PLC	2,237	98,652
DaVita, Inc.*	420	26,321
Dentsply International, Inc.	625	19,181
Edwards Lifesciences Corp.*	506	36,068
Express Scripts, Inc.*	2,316	85,854
Forest Laboratories, Inc.*	1,227	37,779
Gilead Sciences, Inc.*	3,396	131,765
Hospira, Inc.*	736	27,232
Humana, Inc.	752	54,693
Intuitive Surgical, Inc.*	174	63,385
Johnson & Johnson	12,261	781,148
Laboratory Corp. of America Hldgs.*	460	36,363

Life Technologies Corp.*	789	30,321
Lilly (Eli) & Co.	4,554	168,361
McKesson Corp.	1,113	80,915
Medco Health Solutions, Inc.*	1,788	83,839
Medtronic, Inc.	4,737	157,458
Merck & Co., Inc.	13,712	448,520
Mylan, Inc.*	1,864	31,688
Patterson Cos., Inc.	419	11,996
PerkinElmer, Inc.	509	9,778
Pfizer, Inc.	35,190	622,159
Quest Diagnostics, Inc.	724	35,737
St. Jude Medical, Inc.	1,494	54,068
Stryker Corp.	1,468	69,187
Tenet Healthcare Corp.*	2,081	8,595
Thermo Fisher Scientific, Inc.*	1,685	85,328
UnitedHealth Group, Inc.	4,745	218,839
Varian Medical Systems, Inc.*	515	26,862
Waters Corp.*	397	29,970
Watson Pharmaceuticals, Inc.*	559	38,152
WellPoint, Inc.	1,633	106,602
Zimmer Hldgs., Inc.*	842	45,047
		5,591,815
INDUSTRIALS (10.0%)
3M Co.	3,157	226,641
Avery Dennison Corp.	474	11,888
Boeing Co.	3,251	196,718
Caterpillar, Inc.	2,897	213,914
Cintas Corp.	497	13,986
CSX Corp.	4,849	90,531
Cummins, Inc.	849	69,329
Danaher Corp.	2,532	106,192
Deere & Co.	1,859	120,036
Donnelley (R.R.) & Sons Co.	819	11,564
Dover Corp.	834	38,864
Dun & Bradstreet Corp.	215	13,171
Eaton Corp.	1,533	54,422
Emerson Electric Co.	3,312	136,819
Equifax, Inc.	548	16,846
Expeditors Int’l. of Wash	962	39,009
Fastenal Co.	1,289	42,898
FedEx Corp.	1,441	97,527
Flowserve Corp.	253	18,722
Fluor Corp.	772	35,937
General Dynamics Corp.	1,608	91,479
General Electric Co.	46,771	712,790
Goodrich Corp.	547	66,012
Grainger (W.W.), Inc.	274	40,974
Honeywell International, Inc.	3,443	151,182
Illinois Tool Works, Inc.	2,195	91,312
Ingersoll-Rand PLC	1,407	39,523
Iron Mountain, Inc.	913	28,869
ITT Corp.	825	34,650
Jacobs Engineering Group, Inc.*	566	18,276
Joy Global, Inc.	469	29,256
L-3 Communications Hldgs., Inc.	469	29,064
Lockheed Martin Corp.	1,220	88,621
Masco Corp.	1,599	11,385

Norfolk Southern Corp.	1,538	93,849
Northrop Grumman Corp.	1,219	63,583
Paccar, Inc.	1,608	54,383
Pall Corp.	515	21,836
Parker Hannifin Corp.	690	43,560
Pitney Bowes, Inc.	886	16,657
Precision Castparts Corp.	641	99,650
Quanta Services, Inc.*	944	17,738
Raytheon Co.	1,565	63,962
Republic Services, Inc.	1,445	40,547
Robert Half Int’l., Inc.	632	13,411
Robinson (C.H.) Worldwide, Inc.	737	50,462
Rockwell Automation, Inc.	639	35,784
Rockwell Collins, Inc.	638	33,661
Roper Industries, Inc.	420	28,942
Ryder System, Inc.	225	8,440
Snap-On, Inc.	256	11,366
Southwest Airlines Co.	3,499	28,132
Stanley Black & Decker, Inc.	766	37,611
Stericycle, Inc.*	384	30,996
Textron, Inc.	1,144	20,180
Tyco International Ltd.	1,947	79,340
Union Pacific Corp.	2,150	175,591
United Parcel Service, Inc. Cl B	4,470	282,281
United Technologies Corp.	4,022	282,988
Waste Management, Inc.	2,122	69,092
		4,692,449
INFORMATION TECHNOLOGY (18.8%)
Accenture Ltd. Cl A	2,763	145,555
Adobe Systems, Inc.*	2,256	54,528
Advanced Micro Devices, Inc.*	2,625	13,335
Akamai Technologies, Inc.*	824	16,381
Altera Corp.	1,418	44,710
Amphenol Corp. Cl A	767	31,271
Analog Devices, Inc.	1,335	41,719
Apple, Inc.*	4,096	1,561,308
Applied Materials, Inc.	5,743	59,440
Autodesk, Inc.*	1,002	27,836
Automatic Data Processing, Inc.	2,162	101,938
BMC Software, Inc.*	783	30,192
Broadcom Corp. Cl A*	2,130	70,908
CA, Inc.	1,673	32,473
Cisco Systems, Inc.	24,312	376,593
Citrix Systems, Inc.*	841	45,860
Cognizant Technology Solutions*	1,350	84,645
Computer Sciences Corp.	685	18,392
Compuware Corp.*	986	7,553
Corning, Inc.	7,004	86,569
Dell, Inc.*	6,815	96,432
eBay, Inc.*	4,773	140,756
Electronic Arts, Inc.*	1,500	30,675
EMC Corp.*	9,093	190,862
F5 Networks, Inc.*	362	25,720
Fidelity Nat’l. Information Svcs., Inc.	1,098	26,703
First Solar, Inc.*	283	17,888
Fiserv, Inc.*	630	31,985
FLIR Systems, Inc.	701	17,560

Google, Inc. Cl A*	1,110	570,962
Harris Corp.	541	18,486
Hewlett-Packard Co.	9,293	208,628
Int’l. Business Machines Corp.	5,304	928,354
Intel Corp.	23,000	490,590
Intuit, Inc.*	1,333	63,238
Jabil Circuit, Inc.	816	14,517
JDS Uniphase Corp.*	1,032	10,289
Juniper Networks, Inc.*	2,553	44,065
KLA-Tencor Corp.	747	28,595
Lexmark International, Inc. Cl A*	356	9,623
Linear Technology Corp.	1,024	28,314
LSI Corp.*	2,556	13,240
MasterCard, Inc.	473	150,017
MEMC Electronic Materials, Inc.*	1,049	5,497
Microchip Technology, Inc.	859	26,723
Micron Technology, Inc.*	4,622	23,295
Microsoft Corp.	32,953	820,200
Molex, Inc.	613	12,487
Monster Worldwide, Inc.*	545	3,913
Motorola Mobility Hldgs., Inc.*	1,172	44,278
Motorola Solutions, Inc.	1,317	55,182
NetApp, Inc.*	1,615	54,813
Novellus Systems, Inc.*	307	8,369
Nvidia Corp.*	2,625	32,813
Oracle Corp.	17,286	496,800
Paychex, Inc.	1,423	37,525
QUALCOMM, Inc.	7,515	365,454
Red Hat, Inc.*	852	36,006
SAIC, Inc.*	1,235	14,585
Salesforce.com, inc.*	599	68,454
SanDisk Corp.*	1,080	43,578
Symantec Corp.*	3,273	53,350
Tellabs, Inc.	1,652	7,087
Teradata Corp.*	751	40,201
Teradyne, Inc.*	853	9,392
Texas Instruments, Inc.	5,106	136,075
Total System Services, Inc.	720	12,190
VeriSign, Inc.	755	21,601
Visa, Inc. Cl A	2,294	196,642
Western Digital Corp.*	1,047	26,929
Western Union Co.	2,804	42,873
Xerox Corp.	6,183	43,096
Xilinx, Inc.	1,178	32,324
Yahoo!, Inc.*	5,446	71,669
		8,852,106
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	945	72,170
Airgas, Inc.	303	19,337
AK Steel Hldg. Corp.	512	3,348
Alcoa, Inc.	4,708	45,056
Allegheny Technologies, Inc.	464	17,163
Ball Corp.	743	23,048
Bemis Co., Inc.	458	13,424
CF Industries Hldgs., Inc.	333	41,089
Cliffs Natural Resources, Inc.	665	34,028
Dow Chemical Co.	5,129	115,197

Du Pont (E.I.) de Nemours & Co.	4,101	163,917
Eastman Chemical Co.	309	21,176
Ecolab, Inc.	1,040	50,846
FMC Corp.	319	22,062
Freeport-McMoRan Copper & Gold, Inc.	4,232	128,864
Int’l. Flavors & Fragrances, Inc.	352	19,789
International Paper Co.	1,916	44,547
MeadWestvaco Corp.	757	18,592
Monsanto Co.	2,399	144,036
Newmont Mining Corp.	2,210	139,009
Nucor Corp.	1,405	44,454
Owens-Illinois, Inc.*	739	11,174
PPG Industries, Inc.	696	49,179
Praxair, Inc.	1,342	125,450
Sealed Air Corp.	695	11,607
Sherwin-Williams Co.	403	29,951
Sigma-Aldrich Corp.	535	33,058
The Mosaic Co.	1,404	68,754
Titanium Metals Corp.	371	5,558
United States Steel Corp.	647	14,240
Vulcan Materials Co.	589	16,233
		1,546,356
TELECOMMUNICATION SERVICES (3.2%)
American Tower Corp. Cl A*	1,776	95,549
AT&T, Inc.	26,310	750,361
CenturyLink, Inc.	2,811	93,100
Frontier Communications Corp.	4,560	27,862
MetroPCS Communications, Inc.*	1,336	11,637
Sprint Nextel Corp.*	14,225	43,244
Verizon Communications, Inc.	12,487	459,522
Windstream Corp.	2,269	26,457
		1,507,732
UTILITIES (3.8%)
AES Corp.*	2,839	27,709
Ameren Corp.	1,063	31,646
American Electric Power Co., Inc.	2,166	82,351
CenterPoint Energy, Inc.	1,901	37,298
CMS Energy Corp.	1,104	21,848
Consolidated Edison, Inc.	1,297	73,955
Constellation Energy Group, Inc.	874	33,264
Dominion Resources, Inc.	2,507	127,280
DTE Energy Co.	751	36,814
Duke Energy Corp.	5,877	117,481
Edison International	1,429	54,659
Entergy Corp.	778	51,574
Exelon Corp.	2,902	123,654
FirstEnergy Corp.	1,841	82,679
Integrys Energy Group, Inc.	342	16,628
NextEra Energy, Inc.	1,862	100,585
Nicor, Inc.	202	11,112
NiSource, Inc.	1,249	26,704
Northeast Utilities	787	26,483
NRG Energy, Inc.*	1,067	22,631
Oneok, Inc.	463	30,577
Pepco Hldgs., Inc.	991	18,750
PG&E Corp.	1,755	74,254
Pinnacle West Capital Corp.	487	20,912

PPL Corp.	2,563	73,148
Progress Energy, Inc.	1,301	67,288
Public Svc. Enterprise Group, Inc.	2,232	74,482
SCANA Corp.	510	20,630
Sempra Energy	1,050	54,075
Southern Co.	3,813	161,557
TECO Energy, Inc.	947	16,222
Wisconsin Energy Corp.	1,025	32,072
Xcel Energy, Inc.	2,147	53,009
		1,803,331
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $46,429,732) 97.3%		45,756,214

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.08	10/27/11	200,000	199,989
COMMERCIAL PAPER (1.1%)
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	500,000	499,954
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $699,943) 1.5%					699,943

TEMPORARY CASH INVESTMENTS (2) (Cost: $518,300) 1.1%					518,300

TOTAL INVESTMENTS (Cost: $47,647,975) 99.9%					46,974,457

OTHER NET ASSETS 0.1%					31,177

NET ASSETS 100.0%					$47,005,634

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.5%)
99 Cents Only Stores*	1,202	22,141
Aaron’s, Inc.	2,178	54,995
Advance Auto Parts, Inc.	2,014	117,013
Aeropostale, Inc.*	2,180	23,566
AMC Networks, Inc. Cl A*	1,600	51,120
American Eagle Outfitters, Inc.	5,190	60,827
American Greetings Corp. Cl A	1,125	20,813
ANN, Inc.*	1,437	32,821
Ascena Retail Group, Inc.*	1,997	54,059
Bally Technologies, Inc.*	1,237	33,374
Barnes & Noble, Inc.	1,115	13,190
Bob Evans Farms, Inc.	833	23,757
BorgWarner, Inc.*	3,001	181,651
Brinker International, Inc.	2,328	48,702
Career Education Corp.*	1,648	21,506
Cheesecake Factory, Inc.*	1,557	38,380
Chico’s FAS, Inc.	4,758	54,384
Collective Brands, Inc.*	1,668	21,617
Deckers Outdoor Corp.*	1,065	99,322
Dick’s Sporting Goods, Inc.*	2,655	88,836
Dollar Tree, Inc.*	3,395	254,997
DreamWorks Animation SKG Cl A*	1,958	35,596
Eastman Kodak Co.*	7,744	6,041
Foot Locker, Inc.	4,186	84,097
Fossil, Inc.*	1,432	116,078
Gentex Corp.	3,901	93,819
Guess?, Inc.	1,833	52,222
Hanesbrands, Inc.*	2,637	65,951
International Speedway Corp. Cl A	790	18,044
ITT Educational Svcs., Inc.*	573	32,993
KB Home	1,948	11,415
Lamar Advertising Co. Cl A*	1,636	27,861
Life Time Fitness, Inc.*	1,173	43,225
LKQ Corp.*	4,071	98,355
Matthews International Corp. Cl A	819	25,192
MDC Hldgs., Inc.	1,054	17,855
Meredith Corp.	1,035	23,432
Mohawk Industries, Inc.*	1,619	69,471
New York Times Co. Cl A*	3,333	19,365
NVR, Inc.*	155	93,617
Office Depot, Inc.*	7,826	16,122
Panera Bread Co. Cl A*	847	88,037
PetSmart, Inc.	3,156	134,603
Polaris Industries, Inc.	1,929	96,392
PVH Corp.	1,872	109,025
RadioShack Corp.	2,766	32,141
Regis Corp.	1,596	22,488
Rent-A-Center, Inc.	1,697	46,583
Ryland Group, Inc.	1,229	13,089
Saks, Inc.*	4,405	38,544
Scholastic Corp.	703	19,705
Scientific Games Corp. Cl A*	1,645	11,712

Service Corp. International	6,559	60,080
Sotheby’s	1,855	51,142
Strayer Education, Inc.	328	25,148
The Warnaco Group, Inc.*	1,180	54,386
The Wendy’s Co.	8,427	38,680
Thor Industries, Inc.	1,223	27,089
Toll Brothers, Inc.*	4,104	59,221
Tractor Supply Co.	1,959	122,535
Tupperware Brands Corp.	1,748	93,938
Under Armour, Inc. Cl A*	983	65,281
Valassis Communications, Inc.*	1,307	24,493
Wiley (John) & Sons, Inc. Cl A	1,308	58,101
Williams-Sonoma, Inc.	2,877	88,583
WMS Industries, Inc.*	1,534	26,983
		3,675,801
CONSUMER STAPLES (5.1%)
BJ’s Wholesale Club, Inc.*	1,537	78,756
Church & Dwight Co., Inc.	4,081	180,380
Corn Products Int’l., Inc.	2,140	83,974
Energizer Hldgs., Inc.*	1,893	125,771
Flowers Foods, Inc.	3,157	61,435
Green Mountain Coffee Roasters, Inc.*	3,648	339,040
Hansen Natural Corp.*	2,145	187,237
Lancaster Colony Corp.	553	33,739
Ralcorp Hldgs., Inc.*	1,543	118,364
Ruddick Corp.	1,354	52,792
Smithfield Foods, Inc.*	4,606	89,817
Tootsie Roll Industries, Inc.	685	16,522
Universal Corp.	644	23,094
		1,390,921
ENERGY (6.3%)
Arch Coal, Inc.	5,879	85,716
Atwood Oceanics, Inc.*	1,575	54,117
Bill Barrett Corp.*	1,332	48,272
CARBO Ceramics, Inc.	544	55,776
Cimarex Energy Co.	2,364	131,675
Comstock Resources, Inc.*	1,306	20,191
Dresser-Rand Group, Inc.*	2,186	88,599
Dril-Quip, Inc.*	937	50,514
Energen Corp.	1,998	81,698
Exterran Hldgs., Inc.*	1,758	17,088
Forest Oil Corp.*	3,083	44,395
Helix Energy Solutions Group*	2,929	38,370
HollyFrontier Corp.	5,925	155,354
Northern Oil and Gas, Inc.*	1,712	33,196
Oceaneering Int’l., Inc.	3,074	108,635
Oil States International, Inc.*	1,409	71,746
Overseas Shipholding Group, Inc.	746	10,250
Patriot Coal Corp.*	2,729	23,087
Patterson-UTI Energy, Inc.	4,387	76,071
Plains Exploration & Production Co.*	3,859	87,638
Quicksilver Resources, Inc.*	3,303	25,037
SM Energy Co.	1,751	106,198
Southern Union Co.	3,490	141,589
Superior Energy Services, Inc.*	2,222	58,305
Tidewater, Inc.	1,433	60,258
Unit Corp.*	1,147	42,347
		1,716,122

FINANCIALS (18.9%)
Affiliated Managers Group, Inc.*	1,434	111,924
Alexandria Real Estate Equities, Inc.	1,730	106,205
American Campus Communities, Inc.	1,935	72,001
American Financial Group, Inc.	2,178	67,670
Apollo Investment Corp.	5,423	40,781
Aspen Insurance Hldgs. Ltd.	1,931	44,490
Associated Banc-Corp.	4,801	44,649
Astoria Financial Corp.	2,424	18,641
BancorpSouth, Inc.	2,051	18,008
Bank of Hawaii Corp.	1,307	47,575
Berkley (W.R.) Corp.	3,203	95,097
BRE Properties, Inc.	2,096	88,745
Brown & Brown, Inc.	3,258	57,992
Camden Property Trust	2,046	113,062
Cathay General Bancorp	2,191	24,934
City National Corp.	1,314	49,617
Commerce Bancshares, Inc.	2,173	75,512
Corporate Office Pptys. Trust	1,966	42,819
Cousins Properties, Inc.	2,857	16,713
Cullen/Frost Bankers, Inc.	1,694	77,687
Duke Realty Corp.	6,993	73,427
East West Bancorp, Inc.	4,161	62,041
Eaton Vance Corp.	3,198	71,219
Equity One, Inc.	1,633	25,899
Essex Property Trust, Inc.	916	109,957
Everest Re Group Ltd.	1,519	120,578
Federal Realty Investment Trust	1,751	144,300
Fidelity Nat’l. Financial, Inc. Cl A	6,314	95,847
First American Financial Corp.	2,882	36,890
First Niagara Financial Group, Inc.	8,336	76,274
FirstMerit Corp.	3,060	34,762
Fulton Financial Corp.	5,595	42,802
Gallagher (Arthur J.) & Co.	3,104	81,635
Greenhill & Co., Inc.	851	24,330
Hancock Hldg. Co.	2,368	63,415
Hanover Insurance Group, Inc.	1,276	45,298
HCC Insurance Hldgs., Inc.	3,044	82,340
Highwoods Properties, Inc.	1,996	56,407
Home Properties, Inc.*	1,276	72,426
Hospitality Properties Trust	3,338	70,866
International Bancshares Corp.	1,461	19,212
Jefferies Group, Inc.	4,040	50,136
Jones Lang LaSalle, Inc.	1,195	61,913
Kemper Corp.	1,376	32,969
Liberty Property Trust	3,190	92,861
Mack-Cali Realty Corp.	2,408	64,414
Mercury General Corp.	1,006	38,580
MSCI, Inc. Cl A*	3,461	104,972
New York Community Bancorp, Inc.	12,366	147,155
Old Republic Int’l. Corp.	7,016	62,583
OMEGA Healthcare Investors, Inc.	2,791	44,461
Potlatch Corp.	1,111	35,019
Prosperity Bancshares, Inc.	1,328	43,399
Protective Life Corp.	2,322	36,293
Raymond James Financial, Inc.	2,787	72,351

Rayonier, Inc.	3,388	124,645
Realty Income Corp.	3,547	114,355
Regency Centers Corp.	2,491	88,007
Reinsurance Grp. of America, Inc.	2,102	96,587
SEI Investments Co.	4,124	63,427
Senior Housing Pptys. Trust	4,260	91,760
SL Green Realty Corp	2,308	134,210
StanCorp Financial Group, Inc.	1,244	34,297
SVB Financial Group*	1,212	44,844
Synovus Financial Corp.	21,539	23,047
Taubman Centers, Inc.	1,582	79,590
TCF Financial Corp.	4,341	39,764
The Macerich Co.	3,646	155,429
Transatlantic Hldgs., Inc.	1,801	87,385
Trustmark Corp.	1,757	31,890
UDR, Inc.	6,094	134,921
Valley National Bancorp	4,743	50,228
Waddell & Reed Financial, Inc. Cl A	2,299	57,498
Washington Federal, Inc.	3,092	39,392
Webster Financial Corp.	2,045	31,289
Weingarten Realty Investors	3,322	70,327
Westamerica Bancorporation	788	30,196
		5,134,241
HEALTH CARE (11.5%)
Allscripts Healthcare Solutions, Inc.*	5,232	94,281
AMERIGROUP Corp.*	1,432	55,862
Bio-Rad Laboratories, Inc. Cl A*	549	49,833
Catalyst Health Solutions, Inc.*	1,398	80,651
Charles River Laboratories Int’l., Inc.*	1,438	41,156
Community Health Systems, Inc.*	2,528	42,066
Cooper Companies, Inc.	1,295	102,499
Covance, Inc.*	1,689	76,765
Endo Pharmaceuticals Hldgs., Inc.*	3,251	90,995
Gen-Probe, Inc.*	1,331	76,200
Health Management Associates, Inc. Cl A*	6,981	48,309
Health Net, Inc.*	2,422	57,426
Hill-Rom Hldgs., Inc.	1,676	50,314
Hologic, Inc.*	7,331	111,505
IDEXX Laboratories, Inc.*	1,603	110,559
Kindred Healthcare, Inc.*	1,424	12,275
Kinetic Concepts, Inc.*	1,756	115,703
LifePoint Hospitals, Inc.*	1,444	52,908
Lincare Hldgs., Inc.	2,604	58,590
Masimo Corp.	1,684	36,459
Medicis Pharmaceutical Corp. Cl A	1,758	64,132
Mednax, Inc.*	1,360	85,190
Mettler-Toledo Int’l., Inc.*	882	123,445
Omnicare, Inc.	3,213	81,707
Owens & Minor, Inc.	1,760	50,125
Perrigo Co.	2,531	245,785
Pharmaceutical Product Development, Inc.	3,202	82,163
ResMed, Inc.*	4,261	122,674
Schein (Henry), Inc.*	2,558	158,622
Steris Corp.	1,653	48,383
Techne Corp.	1,041	70,798
Teleflex, Inc.	1,132	60,868
Thoratec Corp.*	1,673	54,607

United Therapeutics Corp.*	1,464	54,885
Universal Health Svcs., Inc. Cl B	2,711	92,174
VCA Antech, Inc.*	2,438	38,959
Vertex Pharmaceuticals, Inc.*	5,846	260,376
WellCare Health Plans, Inc.*	1,197	45,462
		3,104,711
INDUSTRIALS (14.1%)
Acuity Brands, Inc.	1,251	45,086
AECOM Technology Corp.*	3,473	61,368
AGCO Corp.*	2,742	94,791
Alaska Air Group, Inc.*	1,009	56,797
Alexander & Baldwin, Inc.	1,163	42,484
Alliant TechSystems, Inc.	911	49,659
AMETEK, Inc.	4,499	148,332
BE Aerospace, Inc.*	2,818	93,304
Carlisle Cos., Inc.	1,711	54,547
Clean Harbors, Inc.*	1,312	67,306
Con-way, Inc.	1,543	34,147
Copart, Inc.*	1,617	63,257
Corporate Executive Board Co.	972	28,966
Corrections Corp. of America*	2,965	67,276
Crane Co.	1,351	48,217
Deluxe Corp.	1,412	26,263
Donaldson Co., Inc.	2,090	114,532
Esterline Technologies Corp.*	850	44,064
FTI Consulting, Inc.*	1,155	42,516
Gardner Denver, Inc.	1,444	91,766
GATX Corp.	1,314	40,721
General Cable Corp.*	1,465	34,208
Graco, Inc.	1,687	57,594
Granite Construction, Inc.	985	18,488
Harsco Corp.	2,209	42,833
HNI Corp.	1,229	23,511
Hubbell, Inc. Cl B	1,699	84,168
Hunt (J.B.) Transport Svcs., Inc.	2,623	94,743
Huntington Ingalls Industries, Inc.*	1,367	33,259
IDEX Corp.	2,301	71,699
JetBlue Airways Corp*	5,620	23,042
Kansas City Southern*	3,029	151,329
KBR, Inc.	4,244	100,286
Kennametal, Inc.	2,215	72,519
Kirby Corp.*	1,547	81,434
Korn/Ferry International*	1,305	15,908
Landstar System, Inc.	1,343	53,129
Lennox International, Inc.	1,445	37,252
Lincoln Electric Hldgs., Inc.	2,320	67,303
Manpower, Inc.	2,225	74,805
Miller (Herman), Inc.	1,625	29,023
Mine Safety Appliances Co.	834	22,485
MSC Industrial Direct Co., Inc. Cl A	1,295	73,116
Nordson Corp.	1,643	65,293
Oshkosh Corp.*	2,480	39,035
Pentair, Inc.	2,704	86,555
Regal-Beloit Corp.	1,154	52,369
Rollins, Inc.	1,811	33,884
Shaw Group, Inc.*	2,046	44,480
SPX Corp.	1,395	63,207

Terex Corp.*	3,018	30,965
The Brink’s Co.	1,289	30,047
Thomas & Betts Corp.*	1,477	58,947
Timken Co.	2,319	76,110
Towers Watson & Co. Cl A	1,446	86,442
Trinity Industries, Inc.	2,188	46,845
Triumph Group, Inc.	1,060	51,664
United Rentals, Inc.*	1,681	28,308
URS Corp.*	2,223	65,934
UTI Worldwide, Inc.	2,820	36,773
Valmont Industries, Inc.	629	49,024
Wabtec Corp.	1,335	70,581
Waste Connections, Inc.	3,225	109,070
Watsco, Inc.	798	40,778
Werner Enterprises, Inc.	1,241	25,850
Woodward, Inc.	1,634	44,772
		3,814,466
INFORMATION TECHNOLOGY (15.5%)
ACI Worldwide, Inc.*	925	25,475
Acxiom Corp.*	2,303	24,504
Adtran, Inc.	1,835	48,554
Advent Software, Inc.*	907	18,911
Alliance Data Systems Corp.*	1,398	129,595
ANSYS, Inc.*	2,554	125,248
AOL, Inc.*	2,928	35,136
Arrow Electronics, Inc.*	3,112	86,451
Atmel Corp.*	12,625	101,884
Avnet, Inc.*	4,136	107,867
Broadridge Financial Solutions, Inc.	3,390	68,275
Cadence Design Systems, Inc.*	7,472	69,041
Ciena Corp.*	2,908	32,570
Concur Technologies, Inc.*	1,292	48,088
Convergys Corp.*	3,294	30,898
CoreLogic, Inc.*	2,956	31,541
Cree, Inc.*	3,284	85,318
Cypress Semiconductor Corp.*	4,885	73,128
Diebold, Inc.	1,789	49,215
Digital River, Inc.*	1,094	22,679
DST Systems, Inc.	969	42,471
Equinix, Inc.*	1,280	113,702
FactSet Research Systems, Inc.	1,279	113,793
Fair Isaac Corp.	1,082	23,620
Fairchild Semiconductor Int’l., Inc.*	3,437	37,120
Gartner, Inc.*	2,603	90,767
Global Payments, Inc.	2,243	90,595
Henry (Jack) & Associates, Inc.	2,420	70,132
Informatica Corp.*	2,994	122,604
Ingram Micro, Inc. Cl A*	4,353	70,214
Integrated Device Technology, Inc.*	4,128	21,259
International Rectifier Corp.*	1,940	36,123
Intersil Corp. Cl A	3,437	35,367
Itron, Inc.*	1,130	33,335
Lam Research Corp.*	3,502	133,006
Lender Processing Svcs., Inc.	2,310	31,624
ManTech International Corp. Cl A	648	20,334
Mentor Graphics Corp.*	2,597	24,983
Micros Systems, Inc.*	2,233	98,051

National Instruments Corp.	2,594	59,299
NCR Corp.*	4,300	72,627
NeuStar, Inc. Cl A*	2,012	50,582
Parametric Technology Corp.*	3,267	50,246
Plantronics, Inc.	1,308	37,213
Polycom, Inc.*	5,245	96,351
QLogic Corp.*	2,877	36,480
Quest Software, Inc.*	1,601	25,424
Rackspace Hosting, Inc.*	2,824	96,411
RF Micro Devices, Inc.*	7,406	46,954
Riverbed Technology, Inc.*	4,487	89,561
Rovi Corp.*	3,097	133,109
Semtech Corp.*	1,823	38,465
Silicon Laboratories, Inc.*	1,213	40,648
Skyworks Solutions, Inc.*	5,235	93,916
Solera Hldgs., Inc.	2,005	101,253
Synopsys, Inc.*	4,012	97,732
Tech Data Corp.*	1,187	51,314
Tibco Software, Inc.*	4,449	99,613
Trimble Navigation Ltd.*	3,462	116,150
ValueClick, Inc.*	2,207	34,341
Varian Semiconductor Equipment Assocs., Inc.*	2,121	129,699
VeriFone Hldgs., Inc.*	2,843	99,562
Vishay Intertechnology, Inc.*	4,479	37,444
Zebra Technologies Corp. Cl A*	1,529	47,307
		4,205,179
MATERIALS (6.1%)
Albemarle Corp.	2,564	103,586
AptarGroup, Inc.	1,860	83,086
Ashland, Inc.	2,128	93,930
Cabot Corp.	1,835	45,471
Carpenter Technology Corp.	1,168	52,432
Commercial Metals Co.	3,166	30,109
Compass Minerals Int’l., Inc.	933	62,306
Cytec Industries, Inc.	1,348	47,369
Domtar Corp.	1,110	75,669
Greif, Inc. Cl A	857	36,757
Intrepid Potash, Inc.*	1,469	36,534
Louisiana-Pacific Corp.*	3,717	18,957
Martin Marietta Materials, Inc	1,260	79,657
Minerals Technologies, Inc.	497	24,487
NewMarket Corp.	301	45,713
Olin Corp.	2,246	40,450
Packaging Corp. of America	2,736	63,749
Reliance Steel & Aluminum Co.	2,081	70,775
Rock-Tenn Co. Cl A	1,976	96,192
RPM International, Inc.	3,629	67,862
Scotts Miracle-Gro Co. Cl A	1,268	56,553
Sensient Technologies Corp.	1,388	45,179
Silgan Hldgs., Inc.	1,393	51,179
Sonoco Products Co.	2,766	78,084
Steel Dynamics, Inc.	5,897	58,498
Temple-Inland, Inc.	3,059	95,961
Valspar Corp.	2,598	81,084
Worthington Industries, Inc.	1,498	20,927
		1,662,556

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	2,545	54,081
tw telecom inc*	4,206	69,483
		123,564
UTILITIES (6.3%)
AGL Resources, Inc.	2,186	89,058
Alliant Energy Corp.	3,076	118,980
Aqua America, Inc.	3,848	83,001
Atmos Energy Corp.	2,514	81,579
Black Hills Corp.	1,092	33,459
Cleco Corp.	1,679	57,321
DPL, Inc.	3,316	99,944
Great Plains Energy, Inc.	3,763	72,626
Hawaiian Electric Industries, Inc.	2,651	64,366
Idacorp, Inc.	1,341	50,663
MDU Resources Group	5,183	99,462
National Fuel Gas Co.	2,323	113,084
NSTAR	2,873	128,739
NV Energy, Inc.	6,527	96,012
OGE Energy Corp.	2,717	129,845
PNM Resources, Inc.	2,395	39,350
Questar Corp.	4,938	87,452
UGI Corp.	3,124	82,067
Vectren Corp.	2,272	61,526
Westar Energy, Inc.	3,208	84,755
WGL Hldgs., Inc.	1,420	55,479
		1,728,768
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $27,376,843) 97.8%		26,556,329

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.08	10/27/11	200,000	199,989
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,989) 0.7%					199,989

TEMPORARY CASH INVESTMENTS (2) (Cost: $453,100) 1.7%					453,100

TOTAL INVESTMENTS (Cost: $28,029,932) 100.2%					27,209,418

OTHER NET ASSETS -0.2%					(64,298)

NET ASSETS 100.0%					$27,145,120

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.6%)
Bassett Furniture Industries, Inc.	5,969	42,081
CPI Corp.	3,213	19,921
Dillard’s, Inc. Cl A	2,087	90,743
Pep Boys - Manny, Moe & Jack	6,190	61,095
Rent-A-Center, Inc.	3,706	101,730
Shutterfly, Inc.*	1,288	53,040
Wolverine World Wide, Inc.	2,010	66,833
		435,443
CONSUMER STAPLES (1.9%)
Prestige Brands Hldgs., Inc.*	4,160	37,648
The Pantry, Inc.*	3,560	43,183
Vector Group Ltd.	1,481	25,435
		106,266
ENERGY (4.7%)
Brigham Exploration Co.*	2,268	57,290
Energy XXI (Bermuda) Ltd.*	1,766	37,885
Gasco Energy, Inc.*	54,570	10,374
Houston American Energy Corp.	1,914	26,337
MarkWest Energy Partners LP	786	36,117
McMoRan Exploration Co.*	10,299	102,269
		270,272
FINANCIALS (33.0%)
Ashford Hospitality Trust, Inc.	3,671	25,770
Aspen Insurance Hldgs. Ltd.	2,346	54,052
Associated Estates Realty Corp.	2,417	37,367
BancFirst Corp.	897	29,745
Bank of Marin Bancorp	588	19,428
Banner Corp.	907	11,601
Brookline Bancorp, Inc.	6,012	46,353
Bryn Mawr Bank Corp.	1,767	29,279
Cash America Int’l., Inc.	1,522	77,866
Chesapeake Lodging Trust	2,828	34,134
Cogdell Spencer, Inc.	3,387	12,769
Colonial Properties Trust	3,326	60,400
Dime Community Bancshares	2,933	29,711
EastGroup Properties, Inc.	1,214	46,302
Ellington Financial LLC	4,308	74,011
Equity Lifestyle Properties, Inc.	1,140	71,478
FelCor Lodging Trust, Inc.*	19,911	46,393
First Interstate BancSytem, Inc.	2,725	29,185
First Niagara Financial Group, Inc.	6,091	55,733
Flushing Financial Corp.	846	9,137
Forest City Enterprises, Inc. Cl A*	4,602	49,057
Glacier Bancorp, Inc.	3,325	31,155
Highwoods Properties, Inc.	2,008	56,746
IBERIABANK Corp.	749	35,248
Investors Bancorp, Inc.*	3,080	38,900
Janus Capital Group, Inc.	5,470	32,820
Marlin Business Svcs. Corp.*	3,010	31,906
MB Financial, Inc.	2,197	32,340
Meadowbrook Insurance Group, Inc.	6,909	61,559
Mid-America Apt. Communities, Inc.	420	25,292
National Retail Pptys., Inc.	1,828	49,118

NBH Hldgs. Co.†	2,038	33,729
Northwest Bancshares, Inc.	3,677	43,793
Pennsylvania REIT	4,581	35,411
PHH Corp.*	2,503	40,248
ProAssurance Corp.	1,142	82,247
Prosperity Bancshares, Inc.	1,153	37,680
S.Y. Bancorp, Inc.	2,073	38,599
SeaBright Hldgs., Inc.	6,897	49,658
Senior Housing Pptys. Trust	1,579	34,012
Signature Bank*	1,230	58,708
SVB Financial Group*	1,423	52,651
Symetra Financial Corp.	5,415	44,132
UMB Financial Corp.	1,030	33,042
Urstadt Biddle Properties Cl A	1,595	25,472
Westamerica Bancorporation	1,178	45,141
		1,899,378
HEALTH CARE (4.6%)
Abiomed, Inc.*	2,885	31,822
Allied Healthcare Int’l., Inc.*	12,333	47,359
Alphatec Hldgs., Inc.*	8,977	18,941
Conceptus, Inc.*	3,842	40,226
Enzon Pharmaceuticals, Inc.*	9,384	66,063
QLT, Inc.*	7,830	57,237
		261,648
INDUSTRIALS (15.1%)
Actuant Corp. Cl A	2,749	54,293
Alaska Air Group, Inc.*	952	53,588
Ameron International Corp.	1,325	112,546
AZZ, Inc.	1,123	43,539
EMCOR Group, Inc.*	1,251	25,433
Encore Wire Corp.	3,215	66,165
Force Protection, Inc.*	18,771	72,268
Genesee & Wyoming, Inc. Cl A*	1,758	81,782
Insperity, Inc.	1,381	30,727
Kaydon Corp.	1,927	55,266
Miller Industries, Inc.	4,358	75,611
Mueller Industries, Inc.	2,957	114,111
Old Dominion Freight Line, Inc.*	3,013	87,287
		872,616
INFORMATION TECHNOLOGY (11.8%)
ADPT Corp.*	6,481	17,369
Anixter International, Inc.	791	37,525
Cirrus Logic, Inc.*	1,902	28,035
CommVault Systems, Inc.*	760	28,166
comScore, Inc.*	1,016	17,140
DemandTec, Inc.*	2,222	14,532
Emulex Corp.*	5,639	36,090
Informatica Corp.*	689	28,215
LogMeIn, Inc.*	1,460	48,487
Microsemi Corp.*	1,963	31,369
MKS Instruments, Inc.	1,601	34,758
Parametric Technology Corp.*	2,135	32,836
Plexus Corp.*	944	21,353
Richardson Electronics Ltd.	7,337	99,857
Semtech Corp.*	1,723	36,355
Tibco Software, Inc.*	5,043	112,913
TTM Technologies, Inc.*	3,338	31,744

Websense, Inc.*	1,276	22,075
		678,819
MATERIALS (10.2%)
Boise, Inc.	13,080	67,624
Buckeye Technologies, Inc.	1,818	43,832
Commercial Metals Co.	3,167	30,118
Copper Mountain Mining Corp.*	5,060	20,393
Crown Hldgs., Inc.*	3,126	95,687
Hecla Mining Co.*	3,604	19,317
Innophos Hldgs., Inc.	1,650	65,786
Kaiser Aluminum Corp.	1,915	84,796
Silgan Hldgs., Inc.	3,485	128,035
Taseko Mines Ltd.*	3,783	9,647
US Gold Corp.*	5,404	21,670
		586,905
TELECOMMUNICATION SERVICES (1.2%)
Alaska Comm. Systems Group, Inc.	2,817	18,480
Consolidated Comms. Hldgs., Inc.	2,708	48,879
		67,359
UTILITIES (6.4%)
Avista Corp.	3,092	73,744
Black Hills Corp.	1,497	45,868
Idacorp, Inc.	1,767	66,757
Northwest Natural Gas Co.	1,163	51,288
PNM Resources, Inc.	3,495	57,423
Unisource Energy Corp.	2,062	74,418
		369,498
TOTAL COMMON STOCKS (Cost: $5,609,030) 96.5%		5,548,204

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	24,435
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.4%		24,435

TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 3.5%		200,000

TOTAL INVESTMENTS (Cost: $5,817,930)	100.4%	5,772,639

OTHER NET ASSETS -0.4%		(24,797)

NET ASSETS 100.0%		$5,747,842

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.7%)
AFC Enterprises, Inc.*	2,800	33,124
American Axle & Mfg. Hldgs., Inc.*	3,443	26,270
ANN, Inc.*	963	21,995
Denny’s Corp.*	12,413	41,335
Express, Inc.	2,675	54,276
G-III Apparel Group Ltd.*	1,060	24,232
Lincoln Educational Svcs. Corp.	5,610	45,385
Maidenform Brands, Inc.*	1,425	33,359
P.F. Chang’s China Bistro, Inc.	949	25,851
Pep Boys - Manny, Moe & Jack	4,226	41,711
Pinnacle Entertainment, Inc.*	4,367	39,652
Shutterfly, Inc.*	1,740	71,653
Sotheby’s	577	15,908
Steve Madden Ltd.*	1,643	49,454
Tenneco, Inc.*	1,019	26,097
Tupperware Brands Corp.	652	35,038
Vera Bradley, Inc.*	638	23,000
		608,340
CONSUMER STAPLES (3.5%)
Darling International, Inc.*	2,369	29,826
Diamond Foods, Inc.	368	29,363
Hain Celestial Group, Inc.*	525	16,039
Nu Skin Enterprises, Inc. Cl A	779	31,565
TreeHouse Foods, Inc.*	801	49,534
Vector Group Ltd.	1,540	26,463
		182,790
ENERGY (6.8%)
Abraxas Petroleum Corp.*	7,268	19,188
Brigham Exploration Co.*	2,411	60,902
CVR Energy, Inc.*	1,300	27,482
Energy XXI (Bermuda) Ltd.*	2,364	50,708
Lufkin Industries, Inc.	544	28,946
MarkWest Energy Partners LP	1,037	47,650
McMoRan Exploration Co.*	8,838	87,756
Saratoga Resources, Inc.*	5,800	29,638
		352,270
FINANCIALS (7.9%)
Associated Estates Realty Corp.	2,124	32,837
Colonial Properties Trust	2,225	40,406
iShares Russell 2000 Growth Index Fund*	419	30,784
Mid-America Apt. Communities, Inc.	728	43,840
Northwest Bancshares, Inc.	3,489	41,554
OneBeacon Insurance Group Ltd. Cl A	2,243	30,595
ProAssurance Corp.	456	32,841
PS Business Parks, Inc.	546	27,049
S.Y. Bancorp, Inc.	1,117	20,799
Senior Housing Pptys. Trust	1,579	34,012
Signature Bank*	1,012	48,303
Stifel Financial Corp.*	1,084	28,791
		411,811
HEALTH CARE (18.3%)
Abiomed, Inc.*	3,317	36,587
Acorda Therapeutics, Inc.*	1,301	25,968
Alphatec Hldgs., Inc.*	7,252	15,302
Auxilium Pharmaceuticals, Inc.*	701	10,508
Bruker Corp.*	1,967	26,614
Cepheid, Inc.*	675	26,210

Cubist Pharmaceuticals, Inc.*	1,151	40,653
Cyberonics, Inc.*	2,090	59,147
DexCom, Inc.*	3,000	36,000
Emergent Biosolutions, Inc.*	1,547	23,870
HMS Hldgs. Corp.*	2,513	61,292
Incyte Corp.*	1,045	14,599
Insulet Corp.*	1,610	24,569
IPC The Hospitalist Co.*	1,936	69,096
Ironwood Pharmaceuticals, Inc.*	738	7,970
Medidata Solutions, Inc.*	4,770	78,419
Neogen Corp.*	1,341	46,560
NuPathe, Inc.*	1,374	2,789
NxStage Medical, Inc.*	2,555	53,297
Onyx Pharmaceuticals, Inc.*	982	29,470
Optimer Pharmaceuticals, Inc.*	1,024	14,172
PAREXEL International Corp.*	1,350	25,556
Questcor Pharmaceuticals, Inc.*	525	14,312
Salix Pharmaceuticals Ltd.*	1,985	58,756
Seattle Genetics, Inc.*	1,642	31,297
SXC Health Solutions Corp.*	855	47,624
Thoratec Corp.*	1,727	56,369
ViroPharma, Inc.*	725	13,101
		950,107
INDUSTRIALS (13.5%)
Acacia Research Corp.*	350	12,597
Acco Brands Corp.*	4,417	21,069
Astec Industries, Inc.*	1,223	35,809
Astronics Corp. Cl B*	189	5,213
Astronics Corp.*	1,748	49,381
AZZ, Inc.	1,263	48,967
Belden, Inc.	811	20,916
EnPro Industries, Inc.*	1,150	34,132
Genesee & Wyoming, Inc. Cl A*	1,099	51,125
Graham Corp.	1,680	27,955
Healthcare Svcs. Group, Inc.	2,126	34,314
Hub Group, Inc. Cl A*	1,105	31,238
Old Dominion Freight Line, Inc.*	1,666	48,264
Raven Industries, Inc.	1,472	70,950
RBC Bearings, Inc.*	1,247	42,386
Robbins & Myers, Inc.	1,705	59,181
Sun Hydraulics Corp.	2,416	49,238
Teledyne Technologies, Inc.*	1,143	55,847
		698,582
INFORMATION TECHNOLOGY (24.3%)
Adtran, Inc.	1,632	43,183
Anaren, Inc.*	1,408	26,963
Ceragon Networks Ltd.*	2,993	28,583
Cirrus Logic, Inc.*	2,692	39,680
CommVault Systems, Inc.*	2,056	76,195
comScore, Inc.*	2,459	41,483
Forrester Research, Inc.	1,628	52,926
Informatica Corp.*	1,847	75,635
JDA Software Group, Inc.*	1,156	27,097
Lattice Semiconductor Corp.*	7,157	37,574
Littelfuse, Inc.	534	21,472
LogMeIn, Inc.*	2,605	86,511
Mercury Computer Systems, Inc.*	3,331	38,307
Microsemi Corp.*	2,147	34,309
MKS Instruments, Inc.	1,619	35,148
Nanometrics, Inc.*	1,768	25,636
Netlogic Microsystems, Inc.*	1,401	67,402

Parametric Technology Corp.*	3,532	54,322
Plexus Corp.*	1,290	29,180
Rackspace Hosting, Inc.*	1,445	49,332
Responsys, Inc.*	3,181	34,291
RightNow Technologies, Inc.*	1,967	65,009
Rogers Corp.*	1,266	49,539
Sapient Corp.	2,313	23,454
Sourcefire, Inc.*	1,221	32,674
STEC, Inc.*	2,165	21,953
SuccessFactors, Inc.*	1,398	32,140
Super Micro Computer, Inc.*	1,614	20,223
Tibco Software, Inc.*	2,691	60,251
Websense, Inc.*	1,879	32,507
		1,262,979
MATERIALS (6.3%)
Allied Nevada Gold Corp.*	1,619	57,976
CVR Partners LP	1,575	37,060
Hecla Mining Co.*	1,725	9,246
Innophos Hldgs., Inc.	1,773	70,690
LSB Industries, Inc.*	851	24,398
NewMarket Corp.	175	26,577
Silgan Hldgs., Inc.	1,009	37,071
US Gold Corp.*	16,351	65,568
		328,586
TELECOMMUNICATION SERVICES (1.8%)
AboveNet, Inc.	900	48,240
Consolidated Comms. Hldgs., Inc.	2,590	46,750
		94,990
UTILITIES (0.8%)
Northwest Natural Gas Co.	970	42,777

TOTAL COMMON STOCKS (Cost: $4,795,104) 94.9%		4,933,232

TEMPORARY CASH INVESTMENTS (3) (Cost: $300,000) 5.8%		300,000

TOTAL INVESTMENTS (Cost: $5,095,104) 100.7%		5,233,232

OTHER NET ASSETS -0.7%		(35,120)

NET ASSETS 100.0%		$5,198,112

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (28.5%)
U.S. Treasury Bond	AA+	3.50	02/15/39	1,750,000	1,945,781
U.S. Treasury Note	AA+	1.25	08/31/15	500,000	511,563
U.S. Treasury Note	AA+	1.38	09/15/12	3,000,000	3,033,628
U.S. Treasury Note	AA+	2.25	11/30/17	250,000	264,883
U.S. Treasury Note	AA+	2.38	10/31/14	1,500,000	1,587,774
U.S. Treasury Note	AA+	3.25	05/31/16	2,400,000	2,662,500
U.S. Treasury Note	AA+	3.25	07/31/16	1,000,000	1,110,469
U.S. Treasury Strip	AA+	0.00	02/15/17	2,500,000	2,350,163
U.S. Treasury Strip	AA+	0.00	02/15/18	1,500,000	1,371,992
U.S. Treasury Strip	AA+	0.00	08/15/18	3,500,000	3,155,210
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	2,840,022
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	354,414
					21,188,399
U.S. GOVERNMENT AGENCIES (31.5%)
MORTGAGE-BACKED OBLIGATIONS (31.5%)
FHARM	AA+	4.64	09/01/39	241,861	259,016
FHARM	AA+	5.22	04/01/37	87,573	93,046
FHARM	AA+	5.24	02/01/36	144,679	154,895
FHARM	AA+	5.39	04/01/37	100,928	107,345
FHARM	AA+	5.43	05/01/37	205,983	221,626
FHARM	AA+	5.77	03/01/37	115,779	125,502
FHLMC	AA+	4.00	02/01/25	244,492	257,539
FHLMC	AA+	4.00	07/01/41	399,264	419,333
FHLMC	AA+	4.50	03/01/34	306,732	326,735
FHLMC	AA+	4.50	08/01/34	237,489	252,977
FHLMC	AA+	4.50	08/15/35	154,868	166,873
FHLMC	AA+	5.00	02/01/26	92,581	99,958
FHLMC	AA+	5.50	03/01/21	99,250	107,775
FHLMC	AA+	5.50	07/01/32	163,807	178,432
FHLMC	AA+	5.50	08/15/33	129,504	137,027
FHLMC	AA+	6.00	07/15/29	107,977	117,421
FHLMC	AA+	6.00	03/15/32	111,099	123,650
FNMA	AA+	4.00	05/01/19	142,615	151,765
FNMA	AA+	4.00	10/01/30	573,970	608,694
FNMA	AA+	4.00	01/01/31	481,220	510,332
FNMA	AA+	4.00	05/01/35	386,523	409,146
FNMA	AA+	4.50	05/01/18	71,456	76,543
FNMA	AA+	4.50	05/01/19	82,077	87,946
FNMA	AA+	4.50	05/01/30	373,802	400,055
FNMA	AA+	4.50	04/01/31	340,103	364,086
FNMA	AA+	4.50	08/01/33	227,146	242,596
FNMA	AA+	4.50	08/01/33	120,083	128,383
FNMA	AA+	4.50	09/01/33	500,405	534,443
FNMA	AA+	4.50	05/01/34	85,782	91,550
FNMA	AA+	4.50	06/01/34	155,994	166,483
FNMA	AA+	4.50	08/01/35	382,788	408,048
FNMA	AA+	4.50	12/01/35	292,208	311,490
FNMA	AA+	4.50	05/01/39	382,407	406,208
FNMA	AA+	4.50	05/01/39	309,232	328,479
FNMA	AA+	4.50	05/01/40	436,277	474,593
FNMA	AA+	5.00	04/01/18	115,380	124,838
FNMA	AA+	5.00	09/01/18	69,938	75,670
FNMA	AA+	5.00	10/01/20	146,930	158,882

FNMA	AA+	5.00	06/01/33	328,723	355,271
FNMA	AA+	5.00	09/01/33	176,318	190,557
FNMA	AA+	5.00	10/01/33	245,868	265,724
FNMA	AA+	5.00	11/01/33	337,988	365,284
FNMA	AA+	5.00	11/01/33	284,851	307,855
FNMA	AA+	5.00	03/01/34	73,094	78,997
FNMA	AA+	5.00	04/01/34	89,955	97,192
FNMA	AA+	5.00	04/01/34	55,594	60,066
FNMA	AA+	5.00	04/01/35	186,904	201,794
FNMA	AA+	5.00	06/01/35	103,659	111,917
FNMA	AA+	5.00	09/01/35	205,158	221,502
FNMA	AA+	5.00	11/25/35	250,000	283,291
FNMA	AA+	5.00	10/01/36	206,365	222,805
FNMA	AA+	5.00	05/01/39	359,663	395,285
FNMA	AA+	5.50	04/01/17	5,221	5,669
FNMA	AA+	5.50	05/01/17	5,523	5,996
FNMA	AA+	5.50	06/01/17	5,337	5,794
FNMA	AA+	5.50	09/01/19	44,346	48,244
FNMA	AA+	5.50	08/01/25	129,389	141,553
FNMA	AA+	5.50	01/01/27	72,804	79,448
FNMA	AA+	5.50	07/01/33	127,107	138,932
FNMA	AA+	5.50	09/01/33	96,383	105,349
FNMA	AA+	5.50	10/01/33	247,825	270,881
FNMA	AA+	5.50	03/01/34	79,472	86,865
FNMA	AA+	5.50	03/01/34	42,995	46,995
FNMA	AA+	5.50	07/01/34	86,952	94,987
FNMA	AA+	5.50	09/01/34	365,784	399,585
FNMA	AA+	5.50	09/01/34	355,920	388,921
FNMA	AA+	5.50	09/01/34	95,572	104,403
FNMA	AA+	5.50	10/01/34	71,752	78,383
FNMA	AA+	5.50	02/01/35	118,260	129,188
FNMA	AA+	5.50	02/01/35	103,183	112,653
FNMA	AA+	5.50	04/01/35	162,468	177,379
FNMA	AA+	5.50	08/01/35	199,268	217,557
FNMA	AA+	5.50	11/01/35	153,052	167,099
FNMA	AA+	5.50	07/01/36	274,214	299,553
FNMA	AA+	5.50	06/01/37	216,191	235,223
FNMA	AA+	5.50	11/01/38	117,543	126,090
FNMA	AA+	5.50	06/01/48	119,472	128,831
FNMA	AA+	6.00	04/01/23	103,962	115,733
FNMA	AA+	6.00	01/01/25	203,395	226,071
FNMA	AA+	6.00	03/01/28	134,586	148,154
FNMA	AA+	6.00	03/01/32	10,517	11,681
FNMA	AA+	6.00	04/01/32	19,298	21,434
FNMA	AA+	6.00	04/01/32	10,219	11,350
FNMA	AA+	6.00	05/01/32	19,412	21,561
FNMA	AA+	6.00	05/01/33	221,454	245,828
FNMA	AA+	6.00	09/01/34	147,534	163,449
FNMA	AA+	6.00	10/01/34	193,909	214,827
FNMA	AA+	6.00	11/01/34	120,798	133,830
FNMA	AA+	6.00	12/01/36	143,212	157,721
FNMA	AA+	6.00	01/01/37	129,979	143,148
FNMA	AA+	6.00	05/01/37	89,581	97,873
FNMA	AA+	6.00	07/01/37	87,280	95,932
FNMA	AA+	6.00	08/01/37	198,475	218,148
FNMA	AA+	6.00	12/01/37	64,972	71,412
FNMA	AA+	6.00	10/25/44	136,325	151,576

FNMA	AA+	6.00	02/25/47	120,499	136,732
FNMA	AA+	6.00	12/25/49	168,781	187,663
FNMA	AA+	6.50	09/01/16	3,259	3,580
FNMA	AA+	6.50	03/01/17	8,922	9,801
FNMA	AA+	6.50	05/01/17	1,432	1,573
FNMA	AA+	6.50	06/01/17	31,064	34,123
FNMA	AA+	6.50	04/01/32	9,309	10,475
FNMA	AA+	6.50	05/01/32	20,185	22,713
FNMA	AA+	6.50	05/01/32	19,663	22,126
FNMA	AA+	6.50	07/01/32	26,199	29,481
FNMA	AA+	6.50	07/01/34	102,631	114,845
FNMA	AA+	6.50	09/01/34	67,769	75,835
FNMA	AA+	6.50	09/01/36	96,752	105,787
FNMA	AA+	6.50	05/01/37	93,410	103,593
FNMA	AA+	6.50	09/01/37	122,289	135,619
FNMA	AA+	6.50	05/01/38	105,248	116,589
FNMA	AA+	7.00	09/01/31	5,767	6,645
FNMA	AA+	7.00	11/01/31	7,089	8,169
FNMA	AA+	7.00	04/01/32	27,216	31,331
FNMA	AA+	7.00	01/25/44	185,320	209,160
FNMA	AA+	7.50	06/01/31	4,282	5,009
FNMA	AA+	7.50	02/01/32	12,115	14,190
FNMA	AA+	7.50	04/01/32	7,408	8,687
FNMA	AA+	7.50	06/01/32	5,598	6,565
FNMA	AA+	8.00	03/01/31	3,100	3,637
FNMA	AA+	8.00	04/01/32	8,423	9,896
FNMA	AA+	8.00	04/01/32	871	1,024
GNMA (4)	AA+	3.50	09/20/33	453,093	473,752
GNMA (4)	AA+	3.50	01/20/37	486,207	511,834
GNMA (4)	AA+	4.00	08/15/41	424,361	454,624
GNMA (4)	AA+	4.50	10/15/40	387,405	421,555
GNMA (4)	AA+	5.00	04/15/39	354,373	389,559
GNMA (4)	AA+	5.00	06/20/39	223,762	253,708
GNMA (4)	AA+	5.00	11/15/39	309,309	340,020
GNMA (4)	AA+	5.00	06/20/40	441,862	485,974
GNMA (4)	AA+	6.50	04/15/31	1,836	2,123
GNMA (4)	AA+	6.50	10/15/31	10,865	12,565
GNMA (4)	AA+	6.50	12/15/31	3,226	3,731
GNMA (4)	AA+	6.50	05/15/32	3,316	3,834
GNMA (4)	AA+	7.00	05/15/31	7,954	9,326
GNMA (4)	AA+	7.00	09/15/31	3,042	3,567
GNMA (4)	AA+	7.00	09/15/31	696	816
GNMA (4)	AA+	7.00	05/15/32	1,199	1,405
GNMA (4)	AA+	7.00	10/20/38	21,910	25,248
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	307,159	339,462
					23,360,177
CORPORATE DEBT (39.0%)
CONSUMER DISCRETIONARY (5.8%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	389,290
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	250,409
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	268,242
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	250,000	245,150
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	251,208
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	282,871
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	267,201
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	500,851
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	261,023

Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	356,383
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	353,099
Scholastic Corp.	BB-	5.00	04/15/13	250,000	251,250
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	350,000	350,571
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	289,796
					4,317,344
CONSUMER STAPLES (3.3%)
Avon Products, Inc.	BBB+	4.20	07/15/18	350,000	370,985
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	263,184
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	289,148
Energizer Hldgs., Inc.†	BBB-	4.70	05/19/21	350,000	374,359
Hershey Co.	A	4.85	08/15/15	250,000	280,320
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	266,756
Kroger Co.	BBB	4.95	01/15/15	250,000	275,808
Safeway, Inc.	BBB	3.95	08/15/20	300,000	302,268
					2,422,828
ENERGY (5.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	367,379
Constellation Energy	BBB-	5.15	12/01/20	250,000	254,957
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	272,189
Enbridge, Inc.	A-	5.80	06/15/14	150,000	165,007
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	252,500
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	255,915
Noble Corp	A-	7.50	03/15/19	250,000	316,741
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	250,000	270,279
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	981,282
Sunoco, Inc.	BB+	4.88	10/15/14	250,000	247,967
Sunoco, Inc.	BB+	5.75	01/15/17	100,000	98,571
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	272,287
					3,755,074
FINANCIALS (12.8%)
Alleghany Corp.	BBB	5.63	09/15/20	350,000	370,579
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	453,750
Bank of America Corp.	A	3.70	09/01/15	250,000	230,412
Barrick N.A. Finance LLC	A-	4.40	05/30/21	350,000	358,903
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	284,521
Block Financial LLC	BBB	5.13	10/30/14	250,000	256,602
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	263,834
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	268,572
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	231,849
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	95,196
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	512,618
First Industrial LP	BB-	6.88	04/15/12	250,000	250,501
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	525,126
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	253,630
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	97,501
HCP, Inc.	BBB	5.65	12/15/13	250,000	262,574
Health Care REIT, Inc.	BBB-	3.63	03/15/16	100,000	97,499
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	260,725
Lincoln National Corp.	A-	4.85	06/24/21	100,000	96,402
Lincoln National Corp.	A-	5.65	08/27/12	200,000	207,481
Markel Corp.	BBB	5.35	06/01/21	200,000	204,097
Markel Corp.	BBB	6.80	02/15/13	150,000	156,711
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	350,000	366,960
Morgan Stanley	A	4.00	07/24/15	250,000	235,652
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	273,713
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	336,746

ProLogis LP	BBB-	6.63	05/15/18	350,000	362,943
Protective Life Corp.	A-	7.38	10/15/19	310,000	338,319
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	260,980
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	353,616
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	366,972
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	249,522
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	102,552
Travelers Cos., Inc.	A	5.38	06/15/12	250,000	256,880
Ventas Realty LP/Capital Corp.	BBB-	4.75	06/01/21	300,000	288,112
					9,532,050
HEALTH CARE (3.3%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	289,499
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	224,245
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	207,000
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	306,262
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	263,872
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	372,692
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	267,197
WellPoint, Inc.	A-	4.35	08/15/20	250,000	264,536
Wyeth	AA	5.50	03/15/13	250,000	267,181
					2,462,484
INDUSTRIALS (3.5%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	260,134
Black & Decker Corp.	A	4.75	11/01/14	250,000	272,979
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	250,000	236,250
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	362,222
Masco Corp.	BBB	5.88	07/15/12	200,000	203,553
Pentair, Inc.	BBB-	5.00	05/15/21	350,000	365,516
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	350,000	355,215
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	268,053
Union Pacific Corp.	BBB+	6.13	01/15/12	300,000	304,247
					2,628,169
INFORMATION TECHNOLOGY (0.9%)
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	269,306
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	389,056
					658,362
MATERIALS (1.8%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	261,016
Geon Co.	BB-	7.50	12/15/15	250,000	252,500
Lubrizol Corp.	AA+	5.50	10/01/14	250,000	280,542
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	356,300
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	191,000
					1,341,358
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	250,000	297,063
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	248,475
					545,538
UTILITIES (1.8%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	246,875
Arizona Public Svc. Co.	BBB	6.50	03/01/12	250,000	255,118
Entergy Corp.	BBB-	5.13	09/15/20	250,000	257,164
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	271,001
Progress Energy, Inc.	A	5.25	12/15/15	250,000	286,344
					1,316,502
TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,450,912) 99.0%					73,528,285

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Novartis Finance Corp.†	A-1+	0.03	10/06/11	400,000	399,998
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $399,998) 0.5%					399,998

TEMPORARY CASH INVESTMENTS (2) (Cost: $239,400) 0.3%					239,400

TOTAL INVESTMENTS (Cost: $69,090,310) 99.8%					74,167,683

OTHER NET ASSETS 0.2%					143,586

NET ASSETS 100.0%					$74,311,269

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.7%)
U.S. Treasury Bill	A-1+	0.00	10/20/11	3,000,000	2,999,999

U.S. GOVERNMENT AGENCIES (11.9%)
FHLB	A-1+	0.03	11/18/11	1,200,000	1,199,960
FHLB	A-1+	0.15	10/14/11	950,000	949,996
FHLB	A-1+	0.17	10/26/11	2,000,000	2,000,069
FHLMC	A-1+	0.14	10/18/11	500,000	500,001
					4,650,026
COMMERCIAL PAPER (77.5%)
Abbott Laboratories†	A-1+	0.08	11/08/11	760,000	759,936
Abbott Laboratories†	A-1+	0.09	10/03/11	740,000	739,993
Chevron Corp.	A-1+	0.04	10/04/11	1,500,000	1,499,995
Coca-Cola Co.†	A-1	0.12	10/24/11	1,100,000	1,099,753
Danaher Corp.	A-1	0.13	10/17/11	379,000	378,978
Du Pont (E.I.) de Nemours & Co.†	A-1	0.12	11/21/11	250,000	249,869
Du Pont (E.I.) de Nemours & Co.†	A-1	0.15	10/03/11	550,000	549,995
eBay, Inc.†	A-1	0.09	12/01/11	1,500,000	1,498,759
Ecolab, Inc.†	A-1	0.09	10/04/11	1,000,000	999,993
Exxon Mobil Corp.	A-1+	0.06	10/17/11	1,500,000	1,499,960
General Electric Capital Svcs.	A-1+	0.17	10/14/11	1,450,000	1,449,911
Goldman Sachs Group, Inc.	A-1	0.35	10/17/11	1,500,000	1,499,767
Google, Inc.†	A-1+	0.10	11/21/11	800,000	799,650
Grainger (W.W.), Inc.	A-1+	0.07	10/24/11	830,000	829,963
Hewlett-Packard Co.†	A-1	0.14	10/17/11	1,150,000	1,149,858
Hewlett-Packard Co.†	A-1	0.15	10/17/11	300,000	299,964
Illinois Tool Works, Inc.†	A-1	0.06	10/11/11	1,500,000	1,499,975
Johnson & Johnson†	A-1+	0.05	11/14/11	400,000	399,976
Johnson & Johnson†	A-1+	0.07	11/18/11	1,100,000	1,099,597
Medtronic, Inc.†	A-1+	0.11	11/07/11	1,500,000	1,499,693
Nestle Capital Corp.†	A-1+	0.10	10/11/11	866,000	865,958
Nestle Capital Corp.†	A-1+	0.13	11/22/11	500,000	499,797
NetJets, Inc.†	A-1+	0.12	10/21/11	400,000	399,973
New Jersey Natural Gas	A-1	0.04	10/31/11	415,000	414,986
New Jersey Natural Gas	A-1	0.05	10/13/11	1,100,000	1,099,982
Novartis Finance Corp.†	A-1+	0.12	10/11/11	1,000,000	999,963
PepsiCo, Inc.†	A-1	0.08	12/06/11	1,500,000	1,498,660
Private Export Fund Corp.†	A-1	0.08	11/16/11	700,000	699,928
Private Export Fund Corp.†	A-1	0.11	11/15/11	300,000	299,849
Procter & Gamble†	A-1+	0.10	10/17/11	760,000	759,940
Toyota Motor Credit Corp.	A-1+	0.20	10/07/11	1,450,000	1,449,953
Wal-Mart Stores, Inc.†	A-1+	0.07	10/25/11	1,500,000	1,499,930
					30,294,504
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $37,947,556) 97.1%					37,944,529

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,144,300) 2.9%					1,144,300

TOTAL INVESTMENTS (Cost: $39,091,856) 100.0%					39,088,829

OTHER NET ASSETS 0.0% (5)					$39

NET ASSETS 100.0%					$39,088,868

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2011, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$43,311	0.1%
SMALL CAP VALUE FUND	$33,729	0.6%
BOND FUND	$1,788,719	2.4%
MONEY MARKET FUND	$20,171,009	51.6%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September 30, 2011, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	9	E-mini S&P 500 Stock Index	P	December 2011	$506,700	$(11,743)	1.4%
EQUITY INDEX FUND	22	E-mini S&P 500 Stock Index	P	December 2011	$1,238,600	$(26,863)	2.6%
MID-CAP EQUITY INDEX FUND	8	E-mini S&P MidCap 400 Stock Index	P	December 2011	$623,120	$(45,675)	2.3%

(a)       Includes the cumulative appreciation(depreciation) of futures contracts.

(2)        The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2011 was 0.15%.

(3)        The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2011 was 0.10%.

(4)        U.S. Government guaranteed security.

(5)        Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2011, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2011. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2011, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$20,995,949	—	—	$20,995,949
Common Stock - Active	$13,477,822	$43,311	—	$13,521,133
Convertible Preferred Stock	$27,455	—	—	$27,455
Short-Term Debt Securities	—	$100,000	—	$100,000
Temporary Cash Investments	—	$903,300	—	$903,300
	$34,501,226	$1,046,611	—	$35,547,837

Equity Index Fund
Common Stock	$45,756,214	—	—	$45,756,214
Short-Term Debt Securities	—	$699,943	—	$699,943
Temporary Cash Investments	—	$518,300	—	$518,300
	$45,756,214	$1,218,243	—	$46,974,457

Mid-Cap Equity Index Fund
Common Stock	$26,556,329	—	—	$26,556,329
Short-Term Debt Securities	—	$199,989	—	$199,989
Temporary Cash Investments	—	$453,100	—	$453,100
	$26,556,329	$653,089	—	$27,209,418
Small Cap Value Fund
Common Stock	$5,514,475	$33,729	—	$5,548,204
Convertible Preferred Stock	$24,435	—	—	$24,435
Temporary Cash Investments	—	$200,000	—	$200,000
	$5,538,910	$233,729	—	$5,772,639
Small Cap Growth Fund
Common Stock	$4,933,232	—	—	$4,933,232
Temporary Cash Investments	—	$300,000	—	$300,000
	$4,933,232	$300,000	—	$5,233,232

Bond Fund
U.S. Government Debt	—	$21,188,399	—	$21,188,399
U.S. Agency Residential Mortgage-Backed Obligations	—	$23,360,177	—	$23,360,177
Corporate Debt	—	$28,979,709	—	$28,979,709
Commercial Paper	—	$399,998	—	$399,998
Temporary Cash Investments	—	$239,400	—	$239,400
	—	$74,167,683	—	$74,167,683

Money Market Fund
U.S. Government Debt	—	$2,999,999	—	$2,999,999
U.S. Government Agency Short-Term Debt	—	$4,650,026	—	$4,650,026
Commercial Paper	—	$30,294,504	—	$30,294,504
Temporary Cash Investments	—	$1,144,300	—	$1,144,300
	—	$39,088,829	—	$39,088,829
Other Financial Instruments:*
All America Fund	$(11,743)	—	—	$(11,743)
Equity Index Fund	$(26,863)	—	—	$(26,863)
Mid-Cap Equity Index Fund	$(45,675)	—	—	$(45,675)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Nine Months Ended September 30, 2011

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	September 30,	September 30, 2011 Included
	2010	(Losses) (a)	Level 3	Level 3 (b)	2011	in Statement of Operations
All America Fund - Active Common Stock	$51,032	—	—	$(51,032)	—	—
Small Cap Value Fund - Common Stock	$39,741	—	—	$(39,741)	—	—

(a)          Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

(b)         Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2011 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$4,871,098	$7,656,056	$2,775,206	$699,182
Unrealized Depreciation	(6,389,672)	(9,011,738)	(5,273,992)	(756,916)
Net	$(1,518,574)	$(1,355,682)	$(2,498,786)	$(57,734)
Tax Cost of Investments	$37,066,411	$48,330,139	$29,708,204	$5,830,373

			Money
	Small Cap	Bond	Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$582,266	$5,224,532	$388
Unrealized Depreciation	(469,527)	(147,159)	(3,415)
Net	$112,739	$5,077,373	$(3,027)
Tax Cost of Investments	$5,120,493	$69,090,310	$39,091,856

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Attached hereto.

Exhibit 99               Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 14, 2011

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 14, 2011